Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2010	Feb. 11, 2011	Jun. 30, 2010
Document and Entity Information
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec 31, 2010
Document Fiscal Year Focus	2010
Document Fiscal Period Focus	FY
Trading Symbol	CVS
Entity Registrant Name	CVS CAREMARK CORP
Entity Central Index Key	0000064803
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding		1,368,174,000
Entity Voluntary Filers	No
Entity Public Float			$ 39,599,675,690
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes

Consolidated Statements of Income (USD $) In Millions, except Per Share data	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Consolidated Statements of Income
Net revenues	$ 96,413	$ 98,729	$ 87,472
Cost of revenues	76,156	78,349	69,182
Gross profit	20,257	20,380	18,290
Operating expenses	14,092	13,942	12,244
Operating profit	6,165	6,438	6,046
Interest expense, net	536	525	509
Income before income tax provision	5,629	5,913	5,537
Income tax provision	2,190	2,205	2,193
Income from continuing operations	3,439	3,708	3,344
Loss from discontinued operations, net of income tax benefit	(15)	(12)	(132)
Net income	3,424	3,696	3,212
Net loss attributable to noncontrolling interest	3
Preference dividends, net of income tax benefit			(14)
Net income attributable to CVS Caremark	$ 3,427	$ 3,696	$ 3,198
Basic earnings per common share:
Income from continuing operations attributable to CVS Caremark	$ 2.52	$ 2.59	$ 2.32
Loss from discontinued operations attributable to CVS Caremark	$ (0.01)	$ (0.01)	$ (0.09)
Net income attributable to CVS Caremark, basic	$ 2.51	$ 2.58	$ 2.23
Weighted average common shares outstanding	1,367	1,434	1,434
Diluted earnings per common share:
Income from continuing operations attributable to CVS Caremark	$ 2.5	$ 2.56	$ 2.27
Loss from discontinued operations attributable to CVS Caremark	$ (0.01)	$ (0.01)	$ (0.09)
Net income attributable to CVS Caremark, diluted	$ 2.49	$ 2.55	$ 2.18
Weighted average common shares outstanding	1,377	1,450	1,469
Dividends declared per common share	$ 0.35	$ 0.305	$ 0.258

Consolidated Balance Sheets (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Assets:
Cash and cash equivalents	$ 1,427	$ 1,086
Short-term investments	4	5
Accounts receivable, net	4,925	5,457
Inventories	10,695	10,343
Deferred income taxes	511	506
Other current assets	144	140
Total current assets	17,706	17,537
Property and equipment, net	8,322	7,923
Goodwill	25,669	25,680
Intangible assets, net	9,784	10,127
Other assets	688	374
Total assets	62,169	61,641
Liabilities:
Accounts payable	4,026	3,560
Claims and discounts payable	2,569	3,075
Accrued expenses	3,070	3,246
Short-term debt	300	315
Current portion of long-term debt	1,105	2,104
Total current liabilities	11,070	12,300
Long-term debt	8,652	8,756
Deferred income taxes	3,655	3,678
Other long-term liabilities	1,058	1,102
Commitments and contingencies (Note 12)
Redeemable noncontrolling interest	34	37
Shareholders' equity:
Preferred stock, par value $0.01: 0.1 shares authorized; none issued or outstanding
Common stock, par value $0.01: 3,200 shares authorized; 1,624 shares issued and 1,363 shares outstanding at December 31, 2010 and 1,612 shares issued and 1,391 shares outstanding at December 31, 2009	16	16
Treasury stock, at cost: 259 shares at December 31, 2010 and 219 shares at December 31, 2009	(9,030)	(7,610)
Shares held in trust: 2 shares at December 31, 2010 and 2009	(56)	(56)
Capital surplus	27,610	27,198
Retained earnings	19,303	16,355
Accumulated other comprehensive loss	(143)	(135)
Total shareholders' equity	37,700	35,768
Total liabilities and shareholders' equity	$ 62,169	$ 61,641

Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2010	Dec. 31, 2009
Consolidated Balance Sheets
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, shares authorized	100,000	100,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	3,200,000,000	3,200,000,000
Common stock, shares issued	1,624,000,000	1,612,000,000
Common stock, shares outstanding	1,363,000,000	1,391,000,000
Treasury stock, shares	259,000,000	219,000,000
Shares held in trust, shares	2,000,000	2,000,000

Consolidated Statements of Cash Flows (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Cash flows from operating activities:
Cash receipts from revenues	$ 94,503	$ 93,568	$ 82,250
Cash paid for inventory and prescriptions dispensed by retail network pharmacies	(73,143)	(73,536)	(64,131)
Cash paid to other suppliers and employees	(13,778)	(13,121)	(11,832)
Interest and dividends received	4	5	20
Interest paid	(583)	(542)	(574)
Income taxes paid	(2,224)	(2,339)	(1,786)
Net cash provided by operating activities	4,779	4,035	3,947
Cash flows from investing activities:
Additions to property and equipment	(2,005)	(2,548)	(2,180)
Proceeds from sale-leaseback transactions	507	1,562	204
Acquisitions (net of cash acquired) and other investments	(177)	(101)	(2,651)
Purchase of short-term investments		(5)
Proceeds from sale or maturity of short-term investments	1		28
Proceeds from sale or disposal of assets	34	23	19
Net cash used in investing activities	(1,640)	(1,069)	(4,580)
Cash flows from financing activities:
Increase (decrease) in short-term debt	(15)	(2,729)	959
Repayment of debt assumed in acquisition			(353)
Issuance of long-term debt	991	2,800	350
Repayments of long-term debt	(2,103)	(653)	(2)
Dividends paid	(479)	(439)	(383)
Derivative settlements	(5)	(3)
Proceeds from exercise of stock options	285	250	328
Excess tax benefits from stock-based compensation	28	19	53
Repurchase of common stock	(1,500)	(2,477)	(23)
Net cash provided by (used in) financing activities	(2,798)	(3,232)	929
Net increase (decrease) in cash and cash equivalents	341	(266)	296
Cash and cash equivalents at beginning of year	1,086	1,352	1,056
Cash and cash equivalents at end of year	1,427	1,086	1,352
Reconciliation of net income to net cash provided by operating activities:
Net income	3,424	3,696	3,212
Adjustments required to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	1,469	1,389	1,274
Stock-based compensation	150	165	92
Deferred income taxes and other noncash items	30	48	(3)
Change in operating assets and liabilities, net of effects from acquisitions:
Accounts receivable, net	532	(86)	(291)
Inventories	(352)	(1,199)	(488)
Other current assets	(4)	48	12
Other assets	(210)	(2)	19
Accounts payable	(40)	4	(64)
Accrued expenses	(176)	(66)	183
Other long-term liabilities	(44)	38	1
Net cash provided by operating activities	$ 4,779	$ 4,035	$ 3,947

Consolidated Statements of Shareholders' Equity (USD $) In Millions	Preference stock [Member]	Common Stock [Member]	Treasury stock [Member]	Guaranteed ESOP obligation [Member]	Shares held in trust [Member]	Capital surplus [Member]	Accumulated other comprehensive loss [Member]	Retained earnings [Member]	Comprehensive income [Member]	Total
Balance, Value at Dec. 29, 2007	$ 202	$ 16	$ (5,620)	$ (44)	$ (301)	$ 26,832	$ (50)	$ 10,287
Balance, Shares at Dec. 29, 2007	4	1,590	(154)		(9)
Conversion to common stock, Value	(11)
Conversion to common stock, Shares
Stock options exercised and stock awards		13
Purchase of treasury shares, Value			(33)
Purchase of treasury shares, Shares			(7)
Conversion of preference stock, Value			35
Conversion of preference stock, Shares			1
Transfer from shares held in trust, Value			(272)
Transfer from shares held in trust, Shares			(7)
Employee stock purchase plan issuances, Value			78
Employee stock purchase plan issuances, Shares			2
Reduction of guaranteed ESOP obligation				44
Transfer to treasury stock, Value					245
Transfer to treasury stock, Shares					7
Conversion of shares held in trust to treasury stock						27
Stock option activity and stock awards						392
Tax benefit on stock options and stock awards						53
Conversion of preference stock						(24)
Net cash flow hedges, net of income tax							3		3
Pension liability adjustment, net of income tax							(96)		(96)
Net income								3,212	3,212	3,212
Comprehensive income									3,119
Comprehensive loss attributable to noncontrolling interest
Comprehensive income attributable to CVS Caremark									3,119
Common stock dividends								(370)
Preference stock dividends								(14)
Tax benefit on preference stock dividends								1
Adoption of ASC 715-60 (formerly EITF 06-04 and 06-10)								(18)
Balance, Value at Dec. 31, 2008	191	16	(5,812)		(56)	27,280	(143)	13,098		34,574
Balance, Shares at Dec. 31, 2008	4	1,603	(165)		(2)
Conversion to common stock, Value	(191)
Conversion to common stock, Shares	(4)
Stock options exercised and stock awards		9
Purchase of treasury shares, Value			(2,477)
Purchase of treasury shares, Shares			(73)
Conversion of preference stock, Value			583
Conversion of preference stock, Shares			17
Transfer from shares held in trust, Value
Transfer from shares held in trust, Shares
Employee stock purchase plan issuances, Value			96
Employee stock purchase plan issuances, Shares			2
Reduction of guaranteed ESOP obligation
Transfer to treasury stock, Value
Transfer to treasury stock, Shares
Conversion of shares held in trust to treasury stock
Stock option activity and stock awards						291
Tax benefit on stock options and stock awards						19
Conversion of preference stock						(392)
Net cash flow hedges, net of income tax							1		1
Pension liability adjustment, net of income tax							7		7
Net income								3,696	3,696	3,696
Comprehensive income									3,704
Comprehensive loss attributable to noncontrolling interest
Comprehensive income attributable to CVS Caremark									3,704
Common stock dividends								(439)
Preference stock dividends
Tax benefit on preference stock dividends
Adoption of ASC 715-60 (formerly EITF 06-04 and 06-10)
Balance, Value at Dec. 31, 2009		16	(7,610)		(56)	27,198	(135)	16,355		35,768
Balance, Shares at Dec. 31, 2009		1,612	(219)		(2)
Conversion to common stock, Value
Conversion to common stock, Shares
Stock options exercised and stock awards		12
Purchase of treasury shares, Value			(1,500)
Purchase of treasury shares, Shares			(42)
Conversion of preference stock, Value
Conversion of preference stock, Shares
Transfer from shares held in trust, Value
Transfer from shares held in trust, Shares
Employee stock purchase plan issuances, Value			80
Employee stock purchase plan issuances, Shares			2
Reduction of guaranteed ESOP obligation
Transfer to treasury stock, Value
Transfer to treasury stock, Shares
Conversion of shares held in trust to treasury stock
Stock option activity and stock awards						384
Tax benefit on stock options and stock awards						28
Conversion of preference stock
Net cash flow hedges, net of income tax							(1)		(1)
Pension liability adjustment, net of income tax							(7)		(7)
Net income								3,427	3,424	3,424
Comprehensive income									3,416
Comprehensive loss attributable to noncontrolling interest									3
Comprehensive income attributable to CVS Caremark									3,419
Common stock dividends								(479)
Preference stock dividends
Tax benefit on preference stock dividends
Adoption of ASC 715-60 (formerly EITF 06-04 and 06-10)
Balance, Value at Dec. 31, 2010		$ 16	$ (9,030)		$ (56)	$ 27,610	$ (143)	$ 19,303		$ 37,700
Balance, Shares at Dec. 31, 2010		1,624	(259)		(2)

Consolidated Statements of Shareholders' Equity (Parenthetical) (USD $) In Millions	3 Months Ended			12 Months Ended
	Dec. 31, 2010	Sep. 30, 2010	Mar. 31, 2010	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements of Stockholders' Equity
Net loss attributable to noncontrolling interest	$ 1	$ 1	$ 1	$ 3

Significant Accounting Policies	12 Months Ended
Dec. 31, 2010
Significant Accounting Policies
Significant Accounting Policies
1	Significant Accounting Policies

Description of business - CVS Caremark Corporation and its subsidiaries (the "Company") comprise the largest pharmacy health care provider (based on revenues and prescriptions filled) in the United States.

Pharmacy Services Segment (the "PSS") - The PSS provides a full range of pharmacy benefit management services including mail order pharmacy services, specialty pharmacy services, plan design and administration, formulary management and claims processing. The Company's clients are primarily employers, insurance companies, unions, government employee groups, managed care organizations and other sponsors of health benefit plans and individuals throughout the United States.

As a pharmacy benefits manager, the PSS manages the dispensing of pharmaceuticals through the Company's mail order pharmacies and national network of approximately 65,000 retail pharmacies to eligible members in the benefits plans maintained by the Company's clients and utilizes its information systems to perform, among other things, safety checks, drug interaction screenings and brand to generic substitutions.

The PSS's specialty pharmacies support individuals that require complex and expensive drug therapies. The specialty pharmacy business includes mail order and retail specialty pharmacies that operate under the CVS Caremark® and CarePlus CVS/pharmacyTM names.

The PSS also provides health management programs, which include integrated disease management for 28 conditions, through Alere, L.L.C. and the Company's Accordant® health management offering.

In addition, through the Company's SilverScript Insurance Company ("SilverScript") and Accendo Insurance Company ("Accendo") subsidiaries, the PSS is a national provider of drug benefits to eligible beneficiaries under the Federal Government's Medicare Part D program. The PSS acquired Accendo in the Longs Acquisition (defined later in Note 2), and, effective January 1, 2009, Accendo replaced RxAmerica® as the Medicare-approved prescription drug plan for the RxAmerica Medicare Part D drug benefit plans.

The pharmacy services business generates net revenues primarily by contracting with clients to provide prescription drugs to plan members. Prescription drugs are dispensed by the mail order pharmacies, specialty pharmacies and national network of retail pharmacies. Net revenues are also generated by providing additional services to clients, including administrative services such as claims processing and formulary management, as well as health care related services such as disease management.

The pharmacy services business operates under the CVS Caremark Pharmacy Services®, Caremark®, CVS CaremarkTM , CarePlus CVS/pharmacy, CarePlusTM , RxAmerica®, Accordant® and TheraCom® names. As of December 31, 2010, the Pharmacy Services segment operated 44 retail specialty pharmacy stores, 18 specialty mail order pharmacies and four mail service pharmacies located in 25 states, Puerto Rico and the District of Columbia.

Retail Pharmacy Segment (the "RPS") - The RPS sells prescription drugs and a wide assortment of general merchandise, including over-the-counter drugs, beauty products and cosmetics, photo finishing, seasonal merchandise, greeting cards and convenience foods, through the Company's CVS/pharmacy® and Longs Drugs® retail stores and online through CVS.com®.

The RPS also provides health care services through its MinuteClinic® health care clinics. MinuteClinics are staffed by nurse practitioners and physician assistants who utilize nationally recognized protocols to diagnose and treat minor health conditions, perform health screenings, monitor chronic conditions and deliver vaccinations.

As of December 31, 2010, the retail pharmacy business included 7,182 retail drugstores (of which 7,123 operated a pharmacy) located in 41 states the District of Columbia and Puerto Rico operating primarily under the CVS/ pharmacy name, the online retail website, CVS.com and 560 retail health care clinics operating under the MinuteClinic name (of which 550 were located in CVS/pharmacy stores).

Corporate Segment - The Corporate segment provides management and administrative services to support the Company. The Corporate segment consists of certain aspects of the Company's executive management, corporate relations, legal, compliance, human resources, corporate information technology and finance departments.

Principles of Consolidation - The consolidated financial statements include the accounts of the Company and its majority owned subsidiaries. All intercompany balances and transactions have been eliminated.

Reclassifications - Certain reclassifications have been made to the 2009 and 2008 consolidated financial statements to conform to the current year presentation.

Fiscal Year Change - On December 23, 2008, the Board of Directors of the Company approved a change in the Company's fiscal year end from the Saturday nearest December 31 of each year to December 31 of each year to better reflect the Company's position in the health care, rather than the retail, industry. The fiscal year change was effective beginning with the fourth quarter of fiscal 2008.

Following is a summary of the impact of the fiscal year change:

Fiscal Year	Fiscal Year-End	Fiscal Period	Fiscal Period Includes

2010	December 31, 2010	January 1, 2010 - December 31, 2010	365 days

2009	December 31, 2009	January 1, 2009 - December 31, 2009	365 days

2008	December 31, 2008	December 30, 2007 - December 31, 2008	368 days

Unless otherwise noted, all references to years relate to the above fiscal years.

.

Use of estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates.

Fair Value Hierarchy - The Company utilizes the three-level valuation hierarchy for the recognition and disclosure of fair value measurements. The categorization of assets and liabilities within this hierarchy is based upon the lowest level of input that is significant to the measurement of fair value. The three levels of the hierarchy consist of the following:

•	Level 1 - Inputs to the valuation methodology are unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date.

•

Level 2 - Inputs to the valuation methodology are quoted prices for similar assets and liabilities in active markets, quoted prices in markets that are not active or inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the instrument.

•

Level 3 - Inputs to the valuation methodology are unobservable inputs based upon management's best estimate of inputs market participants could use in pricing the asset or liability at the measurement date, including assumptions about risk.

Cash and cash equivalents - Cash and cash equivalents consist of cash and temporary investments with maturities of three months or less when purchased. The Company invests in short-term money market funds, commercial paper, time deposits, as well as other debt securities that are classified as cash and cash equivalents within the accompanying consolidated balance sheets, as these funds are highly liquid and readily convertible to known amounts of cash. These investments are classified within Level 1 of the fair value hierarchy because they are valued using quoted market prices.

Short-term investments - The Company's short-term investments consist of certificate of deposits with initial maturities of greater than three months when purchased. These investments, which were classified as available-for-sale within Level 1 of the fair value hierarchy, were carried at historical cost, which approximated fair value at December 31, 2010 and 2009.

Fair value of financial instruments - As of December 31, 2010, the Company's financial instruments include cash and cash equivalents, accounts receivable, accounts payable and short-term debt. Due to the short-term nature of these instruments, the Company's carrying value approximates fair value. The carrying amount and estimated fair value of long-term debt was  $9.8 billion and  $10.5 billion, respectively, as of December 31, 2010. The fair value of long-term debt was estimated based on rates currently offered to the Company for debt with similar terms and maturities. The Company had outstanding letters of credit, which guaranteed foreign trade purchases, with a fair value of  $6 million and  $9 million as of December 31, 2010 and 2009, respectively. There were no outstanding investments in derivative financial instruments as of December 31, 2010 and 2009.

Accounts receivable - Accounts receivable are stated net of an allowance for doubtful accounts. The accounts receivable balance primarily includes trade amounts due from third party providers (e.g., pharmacy benefit managers, insurance companies and governmental agencies), clients and members, as well as vendors and manufacturers.

The activity in the allowance for doubtful trade accounts receivable is as follows:

	Fiscal Year Ended December 31,
In millions	2010	2009	2008
Opening balance	$224	$189	$108
Additions charged to bad debt expense	73	135	121
Write-offs charged to allowance	(115)	(100)	(40)

Ending balance	$182	$224	$189

Inventories - Inventories are stated at the lower of cost or market on a first-in, first-out basis using the retail method of accounting to determine cost of sales and inventory in the Company's CVS/pharmacy stores, weighted average cost to determine cost of sales and inventory in the Company's mail service and specialty pharmacies and the cost method of accounting on a first-in, first-out basis to determine inventory in the Company's distribution centers. Physical inventory counts are taken on a regular basis in each store and a continuous cycle count process is the primary procedure used to validate the inventory balances on hand in each distribution center and mail facility to ensure that the amounts reflected in the accompanying consolidated financial statements are properly stated. During the interim period between physical inventory counts, the Company accrues for anticipated physical inventory losses on a location-by-location basis based on historical results and current trends.

Property and equipment - Property, equipment and improvements to leased premises are depreciated using the straight-line method over the estimated useful lives of the assets, or when applicable, the term of the lease, whichever is shorter. Estimated useful lives generally range from 10 to 40 years for buildings, building improvements and leasehold improvements and 3 to 10 years for fixtures, equipment and internally developed software. Repair and maintenance costs are charged directly to expense as incurred. Major renewals or replacements that substantially extend the useful life of an asset are capitalized and depreciated. Application development stage costs for significant internally developed software projects are capitalized and depreciated.

The following are the components of property and equipment at December 31:

In millions	2010	2009
Land	$1,247	$1,076
Building and improvements	2,265	2,020
Fixtures and equipment	7,148	6,322
Leasehold improvements	2,866	2,673
Software	757	853

	14,283	12,944
Accumulated depreciation and amortization	(5,961)	(5,021)

	$8,322	$7,923

The gross amount of property and equipment under capital leases was  $191 million as of December 31, 2010 and 2009, respectively.

Goodwill - Goodwill and other indefinite-lived assets are not amortized, but are subject to impairment reviews annually, or more frequently if necessary. See Note 3 for additional information on goodwill.

Intangible assets - Purchased customer contracts and relationships are amortized on a straight-line basis over their estimated useful lives between 10 and 20 years. Purchased customer lists are amortized on a straight-line basis over their estimated useful lives of up to 10 years. Purchased leases are amortized on a straight-line basis over the remaining life of the lease. See Note 3 for additional information about intangible assets.

Impairment of long-lived assets - The Company groups and evaluates fixed and finite-lived intangible assets, excluding goodwill, for impairment at the lowest level at which individual cash flows can be identified. When evaluating assets for potential impairment, the Company first compares the carrying amount of the asset group to the estimated future cash flows associated with the asset group (undiscounted and without interest charges). If the estimated future cash flows used in this analysis are less than the carrying amount of the asset group, an impairment loss calculation is prepared. The impairment loss calculation compares the carrying amount of the asset group to the asset group's estimated future cash flows (discounted and with interest charges). If required, an impairment loss is recorded for the portion of the asset group's carrying value that exceeds the asset group's estimated future cash flows (discounted and with interest charges).

Redeemable noncontrolling interest - The Company has an approximately 60% ownership interest in Generation Health, Inc. ("Generation Health") and consolidates Generation Health in its consolidated financial statements. The noncontrolling shareholders of Generation Health hold put rights for the remaining interest in Generation Health that if exercised would require the Company to purchase the remaining interest in Generation Health in 2015 for a minimum of  $27 million and a maximum of  $159 million, depending on certain financial metrics of Generation Health in 2014. Since the noncontrolling shareholders of Generation Health have a redemption feature as a result of the put right, the Company has classified the redeemable noncontrolling interest in Generation Health in the mezzanine section of the consolidated balance sheet outside of shareholders' equity. The Company initially recorded the redeemable noncontrolling interest at a fair value of  $37 million on the date of acquisition. At the end of each reporting period, if the estimated accreted redemption value exceeds the carrying value of the noncontrolling interest, the difference is recorded as a reduction of retained earnings. Any such reductions in retained earnings would also reduce income attributable to CVS Caremark in the Company's earnings per share calculations.

The following is a reconciliation of the changes in the redeemable noncontrolling interest:

In millions	2010	2009
Beginning balance	$37	$—
Acquisition of Generation Health	—	37
Net loss attributable to noncontrolling interest	(3)	—

Ending balance	$34	$37

Revenue Recognition:

Pharmacy Services Segment - The PSS sells prescription drugs directly through its mail service pharmacies and indirectly through its retail pharmacy network. The PSS recognizes revenues from prescription drugs sold by its mail service pharmacies and under retail pharmacy network contracts where the PSS is the principal using the gross method at the contract prices negotiated with its clients. Net revenue from the PSS includes: (i) the portion of the price the client pays directly to the PSS, net of any volume-related or other discounts paid back to the client (see "Drug Discounts" later in this document), (ii) the price paid to the PSS ("Mail Co-Payments") or a third party pharmacy in the PSS' retail pharmacy network ("Retail Co-Payments") by individuals included in its clients' benefit plans and (iii) administrative fees for retail pharmacy network contracts where the PSS is not the principal as discussed below.

The PSS recognizes revenue when: (i) persuasive evidence of an arrangement exists, (ii) delivery has occurred or services have been rendered, (iii) the seller's price to the buyer is fixed or determinable and (iv) collectability is reasonably assured. The Company has established the following revenue recognition policies for the PSS:

•

Revenues generated from prescription drugs sold by mail service pharmacies are recognized when the prescription is shipped. At the time of shipment, the Company has performed substantially all of its obligations under its client contracts and does not experience a significant level of reshipments.

•

Revenues generated from prescription drugs sold by third party pharmacies in the PSS' retail pharmacy network and associated administrative fees are recognized at the PSS' point-of-sale, which is when the claim is adjudicated by the PSS' online claims processing system.

The PSS determines whether it is the principal or agent for its retail pharmacy network transactions on a contract by contract basis. In the majority of its contracts, the PSS has determined it is the principal due to it: (i) being the primary obligor in the arrangement, (ii) having latitude in establishing the price, changing the product or performing part of the service, (iii) having discretion in supplier selection, (iv) having involvement in the determination of product or service specifications and (v) having credit risk. The PSS' obligations under its client contracts for which revenues are reported using the gross method are separate and distinct from its obligations to the third party pharmacies included in its retail pharmacy network contracts. Pursuant to these contracts, the PSS is contractually required to pay the third party pharmacies in its retail pharmacy network for products sold, regardless of whether the PSS is paid by its clients. The PSS' responsibilities under its client contracts typically include validating eligibility and coverage levels, communicating the prescription price and the co-payments due to the third party retail pharmacy, identifying possible adverse drug interactions for the pharmacist to address with the physician prior to dispensing, suggesting clinically appropriate generic alternatives where appropriate and approving the prescription for dispensing. Although the PSS does not have credit risk with respect to Retail Co-Payments, management believes that all of the other indicators of gross revenue reporting are present. For contracts under which the PSS acts as an agent, the PSS records revenues using the net method.

Drug Discounts - The PSS deducts from its revenues any rebates, inclusive of discounts and fees, earned by its clients. The PSS pays rebates to its clients in accordance with the terms of its client contracts, which are normally based on fixed rebates per prescription for specific products dispensed or a percentage of manufacturer discounts received for specific products dispensed. The liability for rebates due to the PSS' clients is included in "Claims and discounts payable" in the accompanying consolidated balance sheets.

Medicare Part D - The PSS participates in the Federal Government's Medicare Part D program as a Prescription Drug Plan ("PDP"). The PSS' net revenues include insurance premiums earned by the PDP, which are determined based on the PDP's annual bid and related contractual arrangements with the Centers for Medicare and Medicaid Services ("CMS"). The insurance premiums include a beneficiary premium, which is the responsibility of the PDP member, but is subsidized by CMS in the case of low-income members, and a direct premium paid by CMS. Premiums collected in advance are initially deferred in accrued expenses and are then recognized in net revenues over the period in which members are entitled to receive benefits.

In addition to these premiums, the PSS' net revenues include co-payments, deductibles and co-insurance (collectively, the "Member Co-Payments") related to PDP members' actual prescription claims. In certain cases, CMS subsidizes a portion of these Member Co-Payments and pays the PSS an estimated prospective Member Co-Payment subsidy amount each month. The prospective Member Co-Payment subsidy amounts received from CMS are also included in the PSS' net revenues. The Company assumes no risk for these amounts, which represented 2.6%, 3.5% and 1.3% of consolidated net revenues in 2010, 2009 and 2008, respectively. If the prospective Member Co-Payment subsidies received differ from the amounts based on actual prescription claims, the difference is recorded in either accounts receivable or accrued expenses.

The PSS accounts for CMS obligations and Member Co-Payments (including the amounts subsidized by CMS) using the gross method consistent with its revenue recognition policies for Mail Co-Payments and Retail Co-Payments (discussed previously in this document). See Note 7 for additional information about Medicare Part D.

Retail Pharmacy Segment - The RPS recognizes revenue from the sale of merchandise (other than prescription drugs) at the time the merchandise is purchased by the retail customer. Revenue from the sale of prescription drugs is recognized at the time the prescription is filled, which is or approximates when the retail customer picks up the prescription. Customer returns are not material. Revenue generated from the performance of services in the RPS' health care clinics is recognized at the time the services are performed. See Note 13 for additional information about the revenues of the Company's business segments.

Cost of revenues:

Pharmacy Services Segment - The PSS' cost of revenues includes: (i) the cost of prescription drugs sold during the reporting period directly through its mail service pharmacies and indirectly through its retail pharmacy network, (ii) shipping and handling costs and (iii) the operating costs of its mail service pharmacies and client service operations and related information technology support costs including depreciation and amortization. The cost of prescription drugs sold component of cost of revenues includes: (i) the cost of the prescription drugs purchased from manufacturers or distributors and shipped to members in clients' benefit plans from the PSS' mail service pharmacies, net of any volume-related or other discounts (see "Drug Discounts" previously in this document) and (ii) the cost of prescription drugs sold (including Retail Co-Payments) through the PSS' retail pharmacy network under contracts where it is the principal, net of any volume-related or other discounts.

Retail Pharmacy Segment - The RPS' cost of revenues includes: the cost of merchandise sold during the reporting period and the related purchasing costs, warehousing and delivery costs (including depreciation and amortization) and actual and estimated inventory losses. See Note 13 for additional information about the cost of revenues of the Company's business segments.

Vendor allowances and purchase discounts:

The Company accounts for vendor allowances and purchase discounts as follows:

Pharmacy Services Segment - The PSS receives purchase discounts on products purchased. The PSS' contractual arrangements with vendors, including manufacturers, wholesalers and retail pharmacies, normally provide for the PSS to receive purchase discounts from established list prices in one, or a combination of, the following forms: (i) a direct discount at the time of purchase, (ii) a discount for the prompt payment of invoices or (iii) when products are purchased indirectly from a manufacturer (e.g., through a wholesaler or retail pharmacy), a discount (or rebate) paid subsequent to dispensing. These rebates are recognized when prescriptions are dispensed and are generally calculated and billed to manufacturers within 30 days of the end of each completed quarter. Historically, the effect of adjustments resulting from the reconciliation of rebates recognized to the amounts billed and collected has not been material to the PSS' results of operations. The PSS accounts for the effect of any such differences as a change in accounting estimate in the period the reconciliation is completed. The PSS also receives additional discounts under its wholesaler contract if it exceeds contractually defined annual purchase volumes. In addition, the PSS receives fees from pharmaceutical manufacturers for administrative services. Purchase discounts and administrative service fees are recorded as a reduction of "Cost of revenues".

Retail Pharmacy Segment - Vendor allowances received by the RPS reduce the carrying cost of inventory and are recognized in cost of revenues when the related inventory is sold, unless they are specifically identified as a reimbursement of incremental costs for promotional programs and/or other services provided. Amounts that are directly linked to advertising commitments are recognized as a reduction of advertising expense (included in operating expenses) when the related advertising commitment is satisfied. Any such allowances received in excess of the actual cost incurred also reduce the carrying cost of inventory. The total value of any upfront payments received from vendors that are linked to purchase commitments is initially deferred. The deferred amounts are then amortized to reduce cost of revenues over the life of the contract based upon purchase volume. The total value of any upfront payments received from vendors that are not linked to purchase commitments is also initially deferred. The deferred amounts are then amortized to reduce cost of revenues on a straight-line basis over the life of the related contract. The total amortization of these upfront payments was not material to the accompanying consolidated financial statements.

Insurance - The Company is self-insured for certain losses related to general liability, workers' compensation and auto liability. The Company obtains third party insurance coverage to limit exposure from these claims. The Company is also self-insured for certain losses related to health and medical liabilities. The Company's self-insurance accruals, which include reported claims and claims incurred but not reported, are calculated using standard insurance industry actuarial assumptions and the Company's historical claims experience.

Facility opening and closing costs - New facility opening costs, other than capital expenditures, are charged directly to expense when incurred. When the Company closes a facility, the present value of estimated unrecoverable costs, including the remaining lease obligation less estimated sublease income and the book value of abandoned property and equipment, are charged to expense. The long-term portion of the lease obligations associated with facility closings was  $368 million and  $424 million in 2010 and 2009, respectively.

Advertising costs - Advertising costs are expensed when the related advertising takes place. Advertising costs, net of vendor funding (included in operating expenses), were  $234 million,  $317 million and  $324 million in 2010, 2009 and 2008, respectively.

Interest expense, net - Interest expense, net of capitalized interest, was  $539 million,  $530 million and  $530 million, and interest income was  $3 million,  $5 million and  $21 million in 2010, 2009 and 2008, respectively. Capitalized interest totaled  $47 million,  $39 million and  $28 million in 2010, 2009 and 2008, respectively.

Shares held in trust - The Company maintains grantor trusts, which held approximately 2 million shares of its common stock at December 31, 2010 and 2009. These shares are designated for use under various employee compensation plans. Since the Company holds these shares, they are excluded from the computation of basic and diluted shares outstanding.

Accumulated other comprehensive loss - Accumulated other comprehensive loss consists of changes in the net actuarial gains and losses associated with pension and other postretirement benefit plans, and unrealized losses on derivatives. The amount included in accumulated other comprehensive loss related to the Company's pension and postretirement plans was  $217 million pre-tax ( $132 million after-tax) as of December 31, 2010 and  $203 million pre-tax ( $125 million after-tax) as of December 31, 2009. The net impact on cash flow hedges totaled  $18 million pre-tax ( $11 million after-tax) and  $15 million pre-tax ( $10 million after-tax) as of December 31, 2010 and 2009, respectively.

Stock-based compensation - Stock-based compensation expense is measured at the grant date based on the fair value of the award and is recognized as expense over the applicable requisite service period of the stock award (generally 3 to 5 years) using the straight-line method. Stock-based compensation costs are included in selling, general and administrative expenses.

Income taxes - The Company provides for federal and state income taxes currently payable, as well as for those deferred because of timing differences between reported income and expenses for financial statement purposes versus tax purposes. Federal and state tax credits are recorded as a reduction of income taxes. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the carrying amount of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Deferred tax assets and liabilities are measured using the enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recoverable or settled. The effect of a change in tax rates is recognized as income or expense in the period of the change.

Loss from discontinued operations - In connection with certain business dispositions completed between 1991 and 1997, the Company continues to guarantee store lease obligations for a number of former subsidiaries, including Linens 'n Things. On May 2, 2008, Linens Holding Co. and certain affiliates, which operate Linens 'n Things, filed voluntary petitions under Chapter 11 of the United States Bankruptcy Code in the United States Bankruptcy Court for the District of Delaware. The Company's loss from discontinued operations includes lease related costs of  $15 million ( $24 million, net of a  $9 million income tax benefit),  $12 million ( $19 million, net of a  $7 million income tax benefit) and  $132 million ( $214 million, net of an  $82 million income tax benefit) for the years ended December 31, 2010, 2009 and 2008, respectively, associated with the Linens 'n Things lease guarantee's.

Earnings per common share - Basic earnings per common share is computed by dividing: (i) net earnings, after deducting the after-tax Employee Stock Ownership Plan ("ESOP") preference dividends, by (ii) the weighted average number of common shares outstanding during the year (the "Basic Shares").

When computing diluted earnings per common share for fiscal year 2008, the Company assumed that the ESOP preference stock was converted into common stock and all dilutive stock awards were exercised. After the assumed ESOP preference stock conversion, the ESOP Trust would hold common stock rather than ESOP preference stock and would receive common stock dividends ( $0.25800 per share in 2008) rather than ESOP preference stock dividends ( $3.90 per share). Since the ESOP Trust used the dividends it received to service its debt, the Company had to increase its contribution to the ESOP Trust to compensate it for the lower dividends. This additional contribution reduced the Company's net earnings, which in turn, reduced the amounts that would be accrued under the Company's incentive compensation plans.

Diluted earnings per common share is computed by dividing: (i) net income attributable to CVS Caremark, after accounting for the difference between the dividends on the ESOP preference stock and common stock and after making adjustments for the incentive compensation plans, by (ii) Basic Shares plus the additional shares that would be issued assuming that all dilutive stock awards are exercised and the ESOP preference stock is converted into common stock. Options to purchase 34.3 million, 37.7 million and 20.9 million shares of common stock were outstanding as of December 31, 2010, 2009 and 2008, respectively, but were not included in the calculation of diluted earnings per share because the options' exercise prices were greater than the average market price of the common shares and, therefore, the effect would be antidilutive. See Note 8 for additional information about the ESOP.

Recently Adopted Accounting Pronouncements

Effective January 1, 2009, the Company adopted Accounting Standards Codification ("ASC") 805 Business Combinations ("ASC 805") (formerly Statement of Financial Accounting Standard ("SFAS") No. 141 (R), "Business Combinations"). ASC 805 establishes the principles and requirements for how an acquirer recognizes and measures in its financial statements the identifiable assets acquired, the liabilities assumed, any noncontrolling interest in the acquiree and the goodwill acquired. The guidance also establishes disclosure requirements that will enable users to evaluate the nature and financial effects of business combinations. ASC 805 requires that income tax benefits related to business combinations that are not recorded at the date of acquisition are recorded as an income tax benefit in the statement of income when subsequently recognized. Previously, unrecognized income tax benefits related to business combinations were recorded as an adjustment to the purchase price allocation when recognized. The Company recognized approximately  $34 million and  $147 million of previously unrecognized income tax benefits related to business combinations (after considering the federal benefit of state taxes), plus interest, due to the expiration of various statutes of limitation and settlements with tax authorities in 2010 and 2009, respectively. As of December 31, 2010 and 2009, the Company had approximately  $10 million and  $20 million, respectively, of unrecognized tax benefits (after considering the federal benefit of state taxes), plus interest, related to business combinations that would have been treated as an adjustment to the purchase price allocation if they would have been recognized under the previous business combination guidance.

In June 2009, the Financial Accounting Standards Board ("FASB") issued guidance that amends ASC 810 Consolidations (formerly SFAS No. 167, "Amendments to FASB Interpretation No. 46(R)"). The amendment requires a company to analyze whether its interest in a variable interest entity ("VIE") gives it a controlling financial interest. The determination of whether a company is required to consolidate another entity is based on, among other things, the other entity's purpose and design and a company's ability to direct the activities of the other entity that most significantly impact the other entity's economic performance. Additional disclosures are required to identify a company's involvement with the VIE and any significant changes in risk exposure due to such involvement. The amendment is effective for all new and existing VIEs as of the beginning of the first fiscal year that begins after November 15, 2009. The adoption of this standard did not have a material impact on the Company's consolidated results of operations, financial position or cash flows.

In January 2010, the FASB issued guidance which expanded the required disclosures about fair value measurements. In particular, this guidance requires (i) separate disclosure of the amounts of significant transfers in and out of Level 1 and Level 2 fair value measurements along with the reasons for such transfers, (ii) information about purchases, sales, issuances and settlements to be presented separately in the reconciliation for Level 3 fair value measurements, (iii) expanded fair value measurement disclosures for each class of assets and liabilities and (iv) disclosures about the valuation techniques and inputs used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3. This guidance is effective for annual reporting periods beginning after December 15, 2009 except for (ii) above which is effective for fiscal years beginning after December 15, 2010. The adoption of this standard did not have a material impact on the Company's consolidated results of operations, financial position or cash flows.

Recently Proposed Accounting Standard Update

In August 2010, the FASB issued a proposed accounting standard update on lease accounting that would require entities to recognize assets and liabilities arising from lease contracts on the balance sheet. The proposed accounting standard update states that lessees and lessors should apply a "right-of-use model" in accounting for all leases. Under the proposed model, lessees would recognize an asset for the right to use the leased asset, and a liability for the obligation to make rental payments over the lease term. The lease term is defined as the longest possible term that is "more likely than not" to occur. The accounting by a lessor would reflect its retained exposure to the risks or benefits of the underlying leased asset. A lessor would recognize an asset representing its right to receive lease payments based on the expected term of the lease. Comments on this exposure draft were due December 15, 2010 and the final standard is expected to be issued sometime in 2011. While the Company believes that the proposed standard, as currently drafted, will likely have a material impact on its reported financial position and reported results of operations, it will not have a material impact on its liquidity; however, until the proposed standard is finalized, such evaluation cannot be completed.

Business Combinations	12 Months Ended
Dec. 31, 2010
Business Combinations
Business Combinations
2	Business Combinations

Effective October 20, 2008, the Company acquired Longs Drug Stores Corporation for approximately  $2.6 billion (the "Longs Acquisition"). The fair value of the assets acquired and liabilities assumed were  $4.4 billion and  $1.8 billion, respectively. The Longs Acquisition included 529 retail drug stores, RxAmerica, LLC, which provides pharmacy benefit management services and Medicare Part D benefits and other related assets. The Company's results of operations and cash flows include the Longs Acquisition beginning October 20, 2008.

Effective December 30, 2009, the Company acquired an approximately 60% interest in Generation Health, a genetic benefit management company for approximately  $34 million in cash and issued certain put rights to the remaining noncontrolling shareholders. The put rights allow the noncontrolling shareholders to require the Company to buy their shares for cash in the future, depending on certain financial metrics of Generation Health. The fair value of the redeemable noncontrolling interest including put rights on the date of acquisition was approximately  $37 million which was determined using inputs classified as Level 3 in the fair value hierarchy. The Company's results of operations and cash flows include the Generation Health acquisition beginning December 30, 2009.

Goodwill and Other Intangibles	12 Months Ended
Dec. 31, 2010
Goodwill and Other Intangibles
Goodwill and Other Intangibles
3	Goodwill and Other Intangibles

Goodwill and other indefinitely-lived assets are not amortized, but are subject to annual impairment reviews, or more frequent reviews if events or circumstances indicate impairment may exist.

When evaluating goodwill for potential impairment, the Company first compares the fair value of its two reporting units, the PSS and RPS, to their respective carrying amounts. The Company estimates the fair value of its reporting units using a combination of a future discounted cash flow valuation model and a comparable market transaction model. As the Company utilizes internal financial projections for the determination of future cash flows, the fair value methodology is considered to use inputs classified as Level 3 in the fair value hierarchy. If the estimated fair value of the reporting unit is less than its carrying amount, an impairment loss calculation is prepared. The impairment loss calculation compares the implied fair value of a reporting unit's goodwill with the carrying amount of its goodwill. If the carrying amount of the goodwill exceeds the implied fair value, an impairment loss is recognized in an amount equal to the excess. During the third quarter of 2010, the Company performed its required annual goodwill impairment tests. The Company concluded there were no goodwill impairments as of the testing date. The carrying amount of goodwill was  $25.7 billion as of December 31, 2010 and 2009.

Indefinitely-lived intangible assets are tested for impairment by comparing the estimated fair value of the asset to its carrying value. The Company estimates the fair value of its indefinitely-lived trademark using the relief from royalty method under the income approach. As this method of estimating fair value utilizes internal financial projections for determination of future cash flows, the fair value methodology is considered to use inputs classified as Level 3 in the fair value hierarchy. If the carrying value of the asset exceeds its estimated fair value, an impairment loss is recognized and the asset is written down to its estimated fair value. During the third quarter of 2010, the Company performed its annual impairment test of the indefinitely-lived trademark and concluded there was no impairment as of the testing date. The carrying amount of indefinitely-lived assets was  $6.4 billion as of December 31, 2010 and 2009. Intangible assets with finite useful lives are amortized over their estimated useful lives.

The Company amortizes intangible assets with finite lives over the estimated useful lives of the respective assets, which have a weighted average useful life of 13.3 years. The weighted average useful lives of the Company's customer contracts and relationships and covenants not to compete are 12.9 years. The weighted average of the Company's favorable leases and other intangible assets are 16.3 years. Amortization expense for intangible assets totaled  $427 million,  $430 million and  $405 million in 2010, 2009 and 2008, respectively. The anticipated annual amortization expense for these intangible assets is  $419 million in 2011,  $399 million in 2012,  $376 million in 2013,  $344 million in 2014 and  $316 million in 2015.

The following table is a summary of the Company's intangible assets as of December 31:

	2010			2009
In millions	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Trademarks (indefinitely-lived)	$6,398	$—	$6,398	$6,398	$—	$6,398
Customer contracts and relationships and covenants not to compete	4,903	(1,982)	2,921	4,828	(1,604)	3,224
Favorable leases and other	762	(297)	465	756	(251)	505

	$12,063	$(2,279)	$9,784	$11,982	$(1,855)	$10,127

Share Repurchase Programs	12 Months Ended
Dec. 31, 2010
Share Repurchase Programs
Share Repurchase Programs
4	Share Repurchase Programs

On June 14, 2010, the Company's Board of Directors authorized a new share repurchase program for up to  $2.0 billion of outstanding common stock (the "2010 Repurchase Program"). The share repurchase authorization, which was effective immediately and expires at the end of 2011, permits the Company to effect repurchases from time to time through a combination of open market repurchases, privately negotiated transactions, accelerated share repurchase transactions, and/or other derivative transactions. The share repurchase program may be modified, extended or terminated by the Board of Directors at any time. The Company did not make any share repurchases under the 2010 Repurchase Program through December 31, 2010.

On November 4, 2009, the Company's Board of Directors authorized, effective immediately, a share repurchase program for up to  $2.0 billion of its outstanding common stock (the "2009 Repurchase Program"). From November 4, 2009 through December 31, 2009, the Company repurchased 16.1 million shares of common stock for approximately  $500 million under the 2009 Repurchase Program. During the year ended December 31, 2010, the Company repurchased 42.4 million shares of common stock for approximately  $1.5 billion completing the 2009 Repurchase Program.

On May 7, 2008, the Company's Board of Directors authorized, effective May 21, 2008, a share repurchase program for up to  $2.0 billion of its outstanding common stock (the "2008 Repurchase Program"). From May 21, 2008 through December 31, 2008, the Company repurchased approximately 0.6 million shares of common stock for  $23 million under the 2008 Repurchase Program. During the year ended December 31, 2009, the Company repurchased approximately 57.0 million shares of common stock for approximately  $2.0 billion completing the 2008 Repurchase Program.

On May 9, 2007, the Company's Board of Directors authorized a share repurchase program for up to  $5.0 billion of its outstanding common stock. The share repurchase program was completed during 2007 through a  $2.5 billion fixed dollar accelerated share repurchase agreement (the "May ASR agreement"), under which final settlement occurred in October 2007 and resulted in the repurchase of approximately 67.5 million shares of common stock; an open market repurchase program, which concluded in November 2007 and resulted in approximately 5.3 million shares of common stock being repurchased for approximately  $212 million; and a  $2.3 billion dollar fixed accelerated share repurchase agreement (the "November ASR agreement"), which resulted in an initial 51.6 million shares of common stock being purchased and placed into treasury stock as of December 29, 2007. The final settlement under the November ASR agreement occurred on March 28, 2008 and resulted in the Company receiving an additional 5.7 million shares of common stock, which were placed into treasury stock as of March 29, 2008.

Borrowing and Credit Agreements	12 Months Ended
Dec. 31, 2010
Borrowing and Credit Agreements
Borrowing and Credit Agreements
5	Borrowing and Credit Agreements

The following table is a summary of the Company's borrowings as of December 31:

In millions	2010	2009
Commercial paper	$300	$315
Floating rate notes due 2010	—	350
Floating rate notes due 2010	—	1,750
5.75% senior notes due 2011	800	800
Floating rate note due 2011(1)	300	300
4.875% senior notes due 2014	550	550
3.250% senior notes due 2015	550	—
6.125% senior notes due 2016	700	700
5.75% senior notes due 2017	1,750	1,750
6.60% senior notes due 2019	1,000	1,000
4.75% senior notes due 2020	450	—
6.25% senior notes due 2027	1,000	1,000
6.125% note due 2039	1,500	1,500
6.302% Enhanced Capital Advantage Preferred Securities(2)	1,000	1,000
Mortgage notes payable	6	6
Capital lease obligations	151	154

	10,057	11,175
Less:
Short-term debt (commercial paper)	(300)	(315)
Current portion of long-term debt	(1,105)	(2,104)

	$8,652	$8,756

(1)	As of December 31, 2010, the interest rate for the Company's floating rate note due in 2011 was 1.663%.
(2)	The Enhanced Capital Advantaged Preferred Securities ("ECAPS") are due June 1, 2062, and bear interest at 6.302% per year until June 1, 2012 at which time they will pay interest based on a floating rate. The ECAPS pay interest semi-annually and may be redeemed at any time, in whole or in part at a defined redemption price plus accrued interest.

In connection with its commercial paper program, the Company maintains a  $1.4 billion, five-year unsecured back-up credit facility, which expires on May 12, 2011, a  $1.3 billion, five-year unsecured back-up credit facility, which expires on March 12, 2012, and a  $1.0 billion, three-year unsecured back-up credit facility which expires on May 27, 2013. The credit facilities allow for borrowings at various rates depending on the Company's public debt ratings and require the Company to pay a quarterly facility fee of 0.1%, regardless of usage. As of December 31, 2010, the Company had no outstanding borrowings against the back-up credit facilities. The weighted average interest rate for short-term debt was 0.40% as of December 31, 2010 and 0.31% as of December 31, 2009.

On May 13, 2010, the Company issued  $550 million of 3.25% unsecured senior notes due May 18, 2015 and issued  $450 million of 4.75% unsecured senior notes due May 18, 2020 (collectively, the "2010 Notes") for total proceeds of  $991 million, which was net of discounts and underwriting fees. The 2010 Notes pay interest semiannually and may be redeemed, in whole at any time, or in part from time to time, at the Company's option at a defined redemption price plus accrued and unpaid interest to the redemption date. The net proceeds of the 2010 Notes were used to repay a portion of the Company's outstanding commercial paper borrowings, certain other corporate debt and for general corporate purposes.

On March 10, 2009, the Company issued  $1.0 billion of 6.60% unsecured senior notes due March 15, 2019 (the "March 2009 Notes"). The March 2009 Notes pay interest semi-annually and may be redeemed, in whole or in part, at a defined redemption price plus accrued interest. The net proceeds were used to repay the bridge credit facility, a portion of the Company's outstanding commercial paper borrowings and for general corporate purposes.

On July 1, 2009, the Company issued a  $300 million unsecured floating rate senior note due January 30, 2011 (the "2009 Floating Rate Note"). The 2009 Floating Rate Note pays interest quarterly. The net proceeds from the 2009 Floating Rate Note were used for general corporate purposes.

On September 8, 2009, the Company issued  $1.5 billion of 6.125% unsecured senior notes due September 15, 2039 (the "September 2009 Notes"). The September 2009 Notes pay interest semi-annually and may be redeemed, in whole or in part, at a defined redemption price plus accrued interest. The net proceeds were used to repay a portion of the Company's outstanding commercial paper borrowings,  $650 million of unsecured senior notes and for general corporate purposes.

On September 10, 2008, the Company issued  $350 million of floating rate senior notes due September 10, 2010 (the "2008 Notes"). The 2008 Notes pay interest quarterly. The net proceeds from the 2008 Notes were used to fund a portion of the Longs Acquisition.

The credit facilities, back-up credit facilities, unsecured senior notes and ECAPS contain customary restrictive financial and operating covenants. The covenants do not materially affect the Company's financial or operating flexibility.

The aggregate maturities of long-term debt for each of the five years subsequent to December 31, 2010 are  $1.1 billion in 2011,  $2 million in 2012,  $1 million in 2013,  $550 million in 2014, and  $550 million in 2015.

Leases	12 Months Ended
Dec. 31, 2010
Leases
Leases
6	Leases

The Company leases most of its retail and mail order locations, ten of its distribution centers and certain corporate offices under non-cancelable operating leases, with initial terms of 15 to 25 years and with options that permit renewals for additional periods. The Company also leases certain equipment and other assets under noncancelable operating leases, with initial terms of 3 to 10 years. Minimum rent is expensed on a straight-line basis over the term of the lease. In addition to minimum rental payments, certain leases require additional payments based on sales volume, as well as reimbursement for real estate taxes, common area maintenance and insurance, which are expensed when incurred.

The following table is a summary of the Company's net rental expense for operating leases for the respective years:

In millions	2010	2009	2008
Minimum rentals	$2,001	$1,857	$1,691
Contingent rentals	53	61	58

	2,054	1,918	1,749
Less: sublease income	(19)	(19)	(25)

	$2,035	$1,899	$1,724

The following table is a summary of the future minimum lease payments under capital and operating leases as of December 31, 2010:

In millions	Capital Leases	Operating Leases(1)
2011	$19	$2,013
2012	19	2,096
2013	19	1,992
2014	19	1,788
2015	20	1,724
Thereafter	244	17,190

Total future lease payments	340	$26,803

Less: imputed interest	(189)

Present value of capital lease obligations	$151

(1)	Future operating lease payments have not been reduced by minimum sublease rentals of $266 million due in the future under noncancelable subleases.

The Company finances a portion of its store development program through sale-leaseback transactions. The properties are generally sold at net book value, which generally approximates fair value, and the resulting leases qualify and are accounted for as operating leases. The operating leases that resulted from these transactions are included in the above table. The Company does not have any retained or contingent interests in the stores and does not provide any guarantees, other than a guarantee of lease payments, in connection with the sale-leaseback transactions. Proceeds from sale-leaseback transactions totaled  $507 million in 2010,  $1.6 billion in 2009 and  $204 million in 2008.

Medicare Part D	12 Months Ended
Dec. 31, 2010
Medicare Part D
Medicare Part D
7	Medicare Part D

The Company offers Medicare Part D benefits through SilverScript and Accendo, which have contracted with CMS to be a PDP and, pursuant to the Medicare Prescription Drug, Improvement and Modernization Act of 2003 ("MMA"), must be risk-bearing entities regulated under state insurance laws or similar statutes.

SilverScript and Accendo are licensed domestic insurance companies under the applicable laws and regulations. Pursuant to these laws and regulations, SilverScript and Accendo must file quarterly and annual reports with the National Association of Insurance Commissioners ("NAIC") and certain state regulators, must maintain certain minimum amounts of capital and surplus under a formula established by the NAIC and must, in certain circumstances, request and receive the approval of certain state regulators before making dividend payments or other capital distributions to the Company. The Company does not believe these limitations on dividends and distributions materially impact its financial position.

The Company has recorded estimates of various assets and liabilities arising from its participation in the Medicare Part D program based on information in its claims management and enrollment systems. Significant estimates arising from its participation in this program include: (i) estimates of low-income cost subsidy and reinsurance amounts ultimately payable to or receivable from CMS based on a detailed claims reconciliation that will occur in 2011; (ii) an estimate of amounts receivable from or payable to CMS under a risk-sharing feature of the Medicare Part D program design, referred to as the risk corridor and (iii) estimates for claims that have been reported and are in the process of being paid or contested and for our estimate of claims that have been incurred but have not yet been reported.

Employee Stock Ownership Plan	12 Months Ended
Dec. 31, 2010
Employee Stock Ownership Plan
Employee Stock Ownership Plan
8	Employee Stock Ownership Plan

The Company sponsored a defined contribution Employee Stock Ownership Plan (the "ESOP") that covered full-time employees with at least one year of service.

In 1989, the ESOP Trust issued and sold  $358 million of 20-year, 8.52% notes, which were due and retired on December 31, 2008 (the "ESOP Notes"). The proceeds from the ESOP Notes were used to purchase 7 million shares of Series One ESOP Convertible Preference Stock (the "ESOP Preference Stock") from the Company. Since the ESOP Notes were guaranteed by the Company, the outstanding balance was reflected as long-term debt, and a corresponding guaranteed ESOP obligation was reflected in shareholders' equity in the consolidated balance sheet.

Each share of ESOP Preference Stock had a guaranteed minimum liquidation value of  $53.45, was convertible into 4.628 shares of common stock and was entitled to receive an annual dividend of  $3.90 per share.

The ESOP Trust used the dividends received and contributions from the Company to repay the ESOP Notes. As the ESOP Notes were repaid, ESOP Preference Stock was allocated to plan participants based on (i) the ratio of each year's debt service payment to total current and future debt service payments multiplied by (ii) the number of unallocated shares of ESOP Preference Stock in the plan.

As of December 31, 2010 and 2009, no shares of ESOP Preference Stock were outstanding and allocated to plan participants. On January 30, 2009, pursuant to the Company's Amended and Restated Certificate of Incorporation (the "Charter"), the Company informed the trustee of the ESOP Trust of its intent to redeem for cash all of the outstanding shares of ESOP Preference Stock on February 24, 2009 (the "Redemption Date"). Under the Charter, at any time prior to the Redemption Date, the trustee had the right to convert the ESOP Preference Stock into shares of the Company's Common Stock. The conversion rate at the time of the notice was 4.628 shares of Common Stock for each share of ESOP Preference Stock. The trustee exercised its right of conversion on February 23, 2009, and all outstanding shares of ESOP Preference Stock were converted into Common Stock.

Annual ESOP expense recognized is equal to (i) the interest incurred on the ESOP Notes plus (ii) the higher of (a) the principal repayments or (b) the cost of the shares allocated, less (iii) the dividends paid. Similarly, the guaranteed ESOP obligation is reduced by the higher of (i) the principal payments or (ii) the cost of shares allocated.

Pension Plans and Other Postretirement Benefits	12 Months Ended
Dec. 31, 2010
Pension Plans and Other Postretirement Benefits
Pension Plans and Other Postretirement Benefits
9	Pension Plans and Other Postretirement Benefits

Defined Contribution Plans

The Company sponsors voluntary 401(k) savings plans that cover substantially all employees who meet plan eligibility requirements. The Company makes matching contributions consistent with the provisions of the plans. At the participant's option, account balances, including the Company's matching contribution, can be moved without restriction among various investment options, including the Company's common stock. The Company also maintains a nonqualified, unfunded Deferred Compensation Plan for certain key employees. This plan provides participants the opportunity to defer portions of their eligible compensation and receive matching contributions equivalent to what they could have received under the CVS Caremark 401(k) and Employee Stock Ownership Plan absent certain restrictions and limitations under the Internal Revenue Code. The Company's contributions under the above defined contribution plans totaled  $186 million,  $173 million and  $117 million in 2010, 2009 and 2008, respectively.

Other Postretirement Benefits

The Company provides postretirement health care and life insurance benefits to certain retirees who meet eligibility requirements. The Company's funding policy is generally to pay covered expenses as they are incurred. For retiree medical plan accounting, the Company reviews external data and its own historical trends for health care costs to determine the health care cost trend rates. As of December 31, 2010 and 2009, the Company's postretirement medical plans have an accumulated postretirement benefit obligation of  $17 million. Net periodic benefit costs related to these postretirement medical plans were approximately  $1 million for 2010, 2009 and 2008, respectively.

Pension Plans

The Company sponsors nine defined benefit pension plans that cover certain full-time employees. Three of the plans are tax-qualified plans that are funded based on actuarial calculations and applicable federal laws and regulations. The other six plans are unfunded nonqualified supplemental retirement plans. All of the plans were frozen in prior periods, except one of the nonqualified plans.

As of December 31, 2010, the Company's pension plans had a projected benefit obligation of  $659 million and plan assets of  $426 million. As of December 31, 2009, the Company's pension plans had a projected benefit obligation of  $612 million and plan assets of  $372 million. Net periodic pension costs related to these pension plans were  $36 million,  $16 million and  $9 million in 2010, 2009 and 2008, respectively. The net periodic pension costs for 2010 includes settlements of  $12 million.

The discount rate is determined by examining the current yields observed on the measurement date of fixed-interest, high quality investments expected to be available during the period to maturity of the related benefits on a plan by plan basis. The discount rate for the plans was 5.5% in 2010 and 6.0% in 2009. The expected long-term rate of return on plan assets is determined by using the plan's target allocation and historical returns for each asset class on a plan by plan basis. The expected long-term rate of return for all plans was 7.25% in 2010 and 8.5% in 2009 and 2008.

Historically, the Company used an investment strategy, which emphasized equities in order to produce higher expected returns, and in the long run, lower expected expense and cash contribution requirements. The qualified pension plan asset allocation targets were 60% equity and 40% fixed income. As the result of a detailed asset liability study performed during 2009, the Company revised the pension plan target asset allocation to 50% equity and 50% fixed income with the transition to the new targets to begin during 2010.

As of December 31, 2010, the Company's qualified defined benefit pension plan assets consisted of 57% equity, 42% fixed income, and 1% money market securities of which 71% were classified as Level 1 and 29% as Level 2 in the fair value hierarchy. The Company's qualified defined benefit pension plan assets as of December 31, 2009 consisted of 64% equity, 35% fixed income, and 1% money market securities of which 67% were classified as Level 1 and 33% as Level 2 in the fair value hierarchy.

The Company contributed  $65 million,  $50 million and  $8 million to the pension plans during 2010, 2009 and 2008, respectively. The Company plans to make approximately  $90 million in contributions to the pension plans during 2011.

Pursuant to various labor agreements, the Company is also required to make contributions to certain union-administered pension and health and welfare plans that totaled  $58 million,  $57 million and  $49 million in 2010, 2009 and 2008, respectively.

Stock Incentive Plans	12 Months Ended
Dec. 31, 2010
Stock Incentive Plans
Stock Incentive Plans
10	Stock Incentive Plans

Stock-based compensation expense is measured at the grant date based on the fair value of the award and is recognized as expense over the applicable requisite service period of the stock award (generally three to five years) using the straight-line method. Stock-based compensation costs are included in selling, general and administrative expenses.

Compensation expense related to stock options, which includes the 1999 Employee Stock Purchase Plan (the "1999 ESPP") and the 2007 Employee Stock Purchase Plan (the "2007 ESPP" and collectively, the "ESPP") totaled  $127 million,  $136 million and  $106 million for 2010, 2009 and 2008, respectively. The recognized tax benefit was  $42 million,  $45 million and  $33 million for 2010, 2009 and 2008, respectively. Compensation expense related to restricted stock awards totaled  $23 million,  $29 million and  $19 million for 2010, 2009 and 2008, respectively.

The 1999 ESPP provides for the purchase of up to 15 million shares of common stock. As a result of the 1999 ESPP not having sufficient shares available for the program to continue beyond 2007, the Board of Directors adopted, and shareholders approved, the 2007 ESPP. Under the 2007 ESPP, eligible employees may purchase common stock at the end of each six-month offering period, at a purchase price equal to 85% of the lower of the fair market value on the first day or the last day of the offering period and provides for the purchase of up to 15 million shares of common stock. During 2010, 3 million shares of common stock were purchased, under the provisions of the 2007 ESPP, at an average price of  $25.97 per share. As of December 31, 2010, 15 million and 7 million shares of common stock have been issued under the 1999 ESPP and 2007 ESPP, respectively.

The fair value of stock-based compensation associated with the Company's ESPP is estimated on the date of grant (i.e., the beginning of the offering period) using the Black-Scholes Option Pricing Model.

The following table is a summary of the assumptions used to value the ESPP awards for each of the respective periods:

	2010	2009	2008
Dividend yield (1)	0.57%	0.50%	0.32%
Expected volatility(2)	32.58%	48.89%	25.22%
Risk-free interest rate(3)	0.21%	0.31%	2.75%
Expected life (in years)(4)	0.5	0.5	0.5
Weighted-average grant date fair value	$7.31	$8.51	$8.73

(1)	The dividend yield is calculated based on semi-annual dividends paid and the fair market value of the Company's stock at the grant date.

(2)	The expected volatility is based on the historical volatility of the Company's daily stock market prices over the previous six month period.

(3)	The risk-free interest rate is based on the Treasury constant maturity interest rate whose term is consistent with the expected term of ESPP options (i.e., 6 months).

(4)	The expected life is based on the semi-annual purchase period.

In 2007, the Board of Directors adopted and shareholders approved the 2007 Incentive Plan. The terms of the 2007 Incentive Plan provide for grants of annual incentive and long-term performance awards to executive officers and other officers and employees of the Company or any subsidiary of the Company. The payment of such annual incentive and long-term performance awards will be in cash, stock, other awards or other property, in the discretion of the Management Planning and Development Committee of the Company's Board of Directors, with any payment in stock to be pursuant to the Company's 1997 Incentive Compensation Plan (the "1997 ICP").

The Company's 1997 ICP provided for the granting of up to 153 million shares of common stock in the form of stock options and other awards to selected officers, employees and directors of the Company. The 1997 ICP allowed for up to 7 million restricted shares to be issued. The Company's restricted awards are considered non-vested share awards and require no payment from the employee. Compensation cost is recorded based on the market price on the grant date and is recognized on a straight-line basis over the requisite service period.

In May 2010, the Company's Board of Directors adopted and the shareholders approved the 2010 Incentive Compensation Plan (the "2010 ICP"). The 2010 ICP allows for a maximum of 74 million shares to be reserved and available for grants, plus the number of shares subject to awards under the Company's 1997 ICP which become available due to cancellation or forfeiture. Following approval and adoption of the 2010 ICP, no new grants can be made under the 1997 ICP. The 2010 ICP is the only compensation plan under which the Company grants stock options, restricted stock and other stock-based awards to its employees, with the exception of the Company's 2007 ESPP. As of December 31, 2010, there were 72 million shares available for future grants under the 2010 ICP.

The Company granted 1,095,000, 1,284,000 and 1,274,000 restricted stock units with a weighted average fair value of  $35.25,  $27.77 and  $40.70 in 2010, 2009 and 2008, respectively. As of December 31, 2010, there was  $34 million of total unrecognized compensation costs related to the restricted stock units that are expected to vest. These costs are expected to be recognized over a weighted-average period of 1.80 years.

The following table is a summary of the restricted unit and restricted share award activity under the ICPs as of December 31:

	2010		2009
Units in thousands	Units	Weighted Average Grant Date Fair Value	Units	Weighted Average Grant Date Fair Value
Nonvested at beginning of year	3,347	$32.90	4,052	$31.88
Granted	1,095	35.25	1,284	27.77
Vested	(1,618)	32.35	(1,807)	26.49
Forfeited	(136)	33.58	(182)	37.55

Nonvested at end of year	2,688	$34.16	3,347	$32.90

All grants under the 2010 ICP are awarded at fair market value on the date of grant. The fair value of stock options is estimated using the Black-Scholes Option Pricing Model and stock-based compensation is recognized on a straight-line basis over the requisite service period. Options granted prior to 2004 generally become exercisable over a four-year period from the grant date and expire ten years after the date of grant. Options granted during and subsequent to fiscal 2004 generally become exercisable over a three-year period from the grant date and expire seven years after the date of grant.

Excess tax benefits of  $28 million,  $19 million and  $53 million were included in financing activities in the accompanying consolidated statements of cash flow during 2010, 2009 and 2008, respectively. Cash received from stock options exercised, which includes the ESPP, totaled  $285 million,  $250 million and  $328 million during 2010, 2009 and 2008, respectively. The total intrinsic value of options exercised was  $118 million,  $104 million and  $250 million in 2010, 2009 and 2008, respectively.

The fair value of each stock option is estimated using the Black-Scholes Option Pricing Model based on the following assumptions at the time of grant:

	2010	2009	2008
Dividend yield (1)	1.00%	1.07%	0.60%
Expected volatility(2)	33.15%	31.34%	22.98%
Risk-free interest rate(3)	1.85%	1.65%	2.28%
Expected life (in years)(4)	4.3	4.3	4.3
Weighted-average grant date fair value	$9.49	$7.20	$8.53

(1)	The dividend yield is based on annual dividends paid and the fair market value of the Company's stock at the grant date.

(2)	The expected volatility is estimated using the Company's historical volatility over a period equal to the expected life of each option grant after adjustments for infrequent events such as stock splits.

(3)	The risk-free interest rate is selected based on yields from U.S. Treasury zero-coupon issues with a remaining term equal to the expected term of the options being valued.

(4)	The expected life represents the number of years the options are expected to be outstanding from grant date based on historical option holder exercise experience.

As of December 31, 2010, unrecognized compensation expense related to unvested options totaled  $156 million, which the Company expects to be recognized over a weighted-average period of 1.66 years. After considering anticipated forfeitures, the Company expects approximately 28 million of the unvested options to vest over the requisite service period.

The following table is a summary of the Company's stock option activity for the year ended December 31, 2010:

Shares in thousands	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at December 31, 2009	66,269	$29.14	4.39	345,068,000
Granted	14,168	$35.16	—	—
Exercised	(10,463)	$21.71	—	—
Forfeited	(2,332)	$33.50	—	—
Expired	(1,625)	$31.83	—	—

Outstanding at December 31, 2010	66,017	$31.39	4.16	$313,163,000

Exercisable at December 31, 2010	36,789	$29.64	3.03	$235,843,000

Income Taxes	12 Months Ended
Dec. 31, 2010
Income Taxes
Income Taxes
11	Income Taxes

The income tax provision consisted of the following for the respective years:

In millions	2010	2009	2008
Current: Federal	$1,894	$1,766	$1,680
State	345	397	365

	2,239	2,163	2,045

Deferred: Federal	(44)	38	133
State	(5)	4	15

	(49)	42	148

Total	$2,190	$2,205	$2,193

The following table is a reconciliation of the statutory income tax rate to the Company's effective income tax rate for the respective years:

	2010	2009	2008
Statutory income tax rate	35.0%	35.0%	35.0%
State income taxes, net of federal tax benefit	4.1	4.5	4.1
Other	0.6	0.6	0.5
Recognition of previously unrecognized tax benefits	(0.8)	(2.8)	—

Effective income tax rate	38.9%	37.3%	39.6%

The following table is a summary of the significant components of the Company's deferred tax assets and liabilities as of December 31:

In millions	2010	2009
Deferred tax assets:
Lease and rents	$325	$334
Inventory	69	55
Employee benefits	261	250
Allowance for bad debt	96	130
Retirement benefits	99	94
Net operating losses	6	8
Other	307	287

Total deferred tax assets	1,163	1,158
Deferred tax liabilities:
Depreciation and amortization	(4,307)	(4,330)

Net deferred tax liabilities	$(3,144)	$(3,172)

Net deferred tax assets (liabilities) are presented on the consolidated balance sheets as follows as of December 31:

In millions	2010	2009
Deferred tax assets—current	$511	$506
Deferred tax liabilities—noncurrent	(3,655)	(3,678)

Net deferred tax liabilities	$(3,144)	$(3,172)

The Company believes it is more likely than not the deferred tax assets will be realized during future periods.

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

In millions	2010	2009
Beginning balance	$61	$257
Additions based on tax positions related to the current year	1	1
Additions based on tax positions related to prior years	2	12
Reductions for tax positions of prior years	(10)	(6)
Expiration of statutes of limitation	(16)	(155)
Settlements	(3)	(48)

Ending balance	$35	$61

The Company and its subsidiaries are subject to U.S. federal income tax as well as income tax of numerous state and local jurisdictions. Substantially all material income tax matters have been concluded for fiscal years through 2002. The Company and its subsidiaries anticipate that a number of income tax examinations will conclude and statutes of limitation for open years will expire over the next twelve months, which may cause a utilization or reduction of the Company's reserve for uncertain tax positions of up to approximately  $24 million.

During 2010, the Internal Revenue Service (the "IRS") completed an examination of the Company's 2009 consolidated U.S. income tax return pursuant to the Compliance Assurance Process ("CAP") program. The CAP program is a voluntary program under which taxpayers seek to resolve all or most issues with the IRS prior to or soon after the filing of their U.S. income tax returns, in lieu of being audited in the traditional manner. Additionally, in 2010, the Company resolved a protest it had previously filed with the IRS Appeals Office regarding various assessments made in connection with the IRS examinations of Caremark's consolidated U.S. income tax returns for 2006 and for its short tax year ended March 22, 2007.

The IRS is currently examining the Company's 2010 consolidated U.S. income tax year pursuant to the CAP program. The Company and its subsidiaries are also currently under income tax examinations by a number of state and local tax authorities. As of December 31, 2010, no examination has resulted in any proposed adjustments that would result in a material change to the Company's results of operations, financial condition or liquidity.

The Company recognizes interest accrued related to unrecognized tax benefits and penalties in income tax expense. During the year ended December 31, 2010, the Company recognized interest of approximately  $3 million. The Company had approximately  $11 million accrued for interest and penalties as of December 31, 2010.

There are no material reserves established at December 31, 2010 for income tax positions for which the ultimate deductibility is highly certain but for which there is uncertainty about the timing of such deductibility. If present, such items would impact deferred tax accounting, not the annual effective income tax rate, and would accelerate the payment of cash to the taxing authority to an earlier period.

The total amount of unrecognized tax benefits that, if recognized, would affect the effective income tax rate is approximately  $23 million, after considering the federal benefit of state income taxes.

Commitments and Contingencies	12 Months Ended
Dec. 31, 2010
Commitments and Contingencies
Commitments and Contingencies
12	Commitments and Contingencies

Between 1991 and 1997, the Company sold or spun off a number of subsidiaries, including Bob's Stores, Linens 'n Things, Marshalls, Kay-Bee Toys, Wilsons, This End Up and Footstar. In many cases, when a former subsidiary leased a store, the Company provided a guarantee of the store's lease obligations. When the subsidiaries were disposed of, the Company's guarantees remained in place, although each initial purchaser has indemnified the Company for any lease obligations the Company was required to satisfy. If any of the purchasers or any of the former subsidiaries were to become insolvent and failed to make the required payments under a store lease, the Company could be required to satisfy these obligations.

As of December 31, 2010, the Company guaranteed approximately 70 such store leases (excluding the lease guarantees related to Linens 'n Things, which are discussed in Note 1 previously in this document), with the maximum remaining lease term extending through 2019. Management believes the ultimate disposition of any of the remaining guarantees will not have a material adverse effect on the Company's consolidated financial condition, results of operations or future cash flows.

Caremark (the term "Caremark" being used herein to generally refer to any one or more of the pharmacy benefit management subsidiaries of the Company, as applicable) is a defendant in a qui tam lawsuit initially filed by a relator on behalf of various state and federal government agencies in Texas federal court in 1999. The case was unsealed in May 2005. The case seeks monetary damages and alleges that Caremark's processing of Medicaid and certain other government claims on behalf of its clients (which allegedly resulted in underpayments from our clients to the applicable government agencies) on one of Caremark's adjudication platforms violates applicable federal or state false claims acts and fraud statutes. The United States and the States of Texas, Tennessee, Florida, Arkansas, Louisiana and California intervened in the lawsuit, but Tennessee and Florida withdrew from the lawsuit in August 2006 and May 2007, respectively. The parties previously filed cross motions for partial summary judgment, and in August 2008, the court granted several of Caremark's motions and denied the motions filed by the plaintiffs. The court's rulings are favorable to Caremark and substantially limit the ability of the plaintiffs to assert false claims act allegations or statutory or common law theories of recovery based on Caremark's processing of Medicaid and other government reimbursement requests. The court's rulings are on appeal before the United States Court of Appeals for the Fifth Circuit. In April 2009, the State of Texas filed a purported civil enforcement action against Caremark for injunctive relief, damages and civil penalties in Travis County, Texas alleging that Caremark violated the Texas Medicaid Fraud Prevention Act and other state laws based on our processing of Texas Medicaid claims on behalf of PBM clients. The claims and issues raised in this lawsuit are related to the claims and issues pending in the federal qui tam lawsuit described above.

In December 2007, the Company received a document subpoena from the Office of Inspector General, United States Department of Health and Human Services ("OIG"), requesting information relating to the processing of Medicaid and other government agency claims on a different adjudication platform of Caremark. In October 2009 and October 2010, the Company received civil investigative demands from the Office of the Attorney General of the State of Texas requesting, respectively, information produced under this OIG subpoena, and other information related to the processing of Medicaid claims. The civil investigative demands state that the Office of the Attorney General of the State of Texas is investigating allegations currently pending under seal relating to two of Caremark's adjudication platforms. The Company has been producing documents on a rolling basis in response to the requests for information contained in the OIG subpoena and in these two civil investigative demands. The Company cannot predict with certainty the timing or outcome of any review of such information.

Caremark was named in a putative class action lawsuit filed in October 2003 in Alabama state court by John Lauriello, purportedly on behalf of participants in the 1999 settlement of various securities class action and derivative lawsuits against Caremark and others. Other defendants include insurance companies that provided coverage to Caremark with respect to the settled lawsuits. The Lauriello lawsuit seeks approximately  $3.2 billion in compensatory damages plus other non-specified damages based on allegations that the amount of insurance coverage available for the settled lawsuits was misrepresented and suppressed. A similar lawsuit was filed in November 2003 by Frank McArthur, also in Alabama state court, naming as defendants Caremark, several insurance companies, attorneys and law firms involved in the 1999 settlement. This lawsuit was stayed as a later-filed class action, but McArthur was subsequently allowed to intervene in the Lauriello action. The attorneys and law firms named as defendants in McArthur's intervention pleadings have been dismissed from the case, and discovery on class certification and adequacy issues is underway.

Various lawsuits have been filed alleging that Caremark has violated applicable antitrust laws in establishing and maintaining retail pharmacy networks for client health plans. In August 2003, Bellevue Drug Co., Robert Schreiber, Inc. d/b/a Burns Pharmacy and Rehn-Huerbinger Drug Co. d/b/a Parkway Drugs #4, together with Pharmacy Freedom Fund and the National Community Pharmacists Association filed a putative class action against Caremark in Pennsylvania federal court, seeking treble damages and injunctive relief. In October 2003, two independent pharmacies, North Jackson Pharmacy, Inc. and C&C, Inc. d/b/a Big C Discount Drugs, Inc. filed a putative class action complaint in Alabama federal court against Caremark and two PBM competitors, seeking treble damages and injunctive relief. The North Jackson Pharmacy case was transferred to Illinois federal court, and the Bellevue case was sent to arbitration based on contract terms between the pharmacies and Caremark. The Bellevue arbitration was then stayed by the parties pending developments in the North Jackson Pharmacy court case.

In August 2006, the Bellevue case and the North Jackson Pharmacy case were both transferred to Pennsylvania federal court by the Judicial Panel on Multidistrict Litigation for coordinated and consolidated proceedings with other cases before the panel, including cases against other PBMs. Caremark appealed the decision which vacated the order compelling arbitration and staying the proceedings in the Bellevue case and, following the appeal, the Court of Appeals reinstated the order compelling arbitration of the Bellevue case. Motions for class certification in the coordinated cases within the multidistrict litigation, including the North Jackson Pharmacy case, remain pending. The consolidated action is now known as the In Re Pharmacy Benefit Managers Antitrust Litigation.

Beginning in November 2008, the Company received and responded to several subpoenas from the Drug Enforcement Administration ("DEA"), Los Angeles Field Division, requesting sales data and other information regarding the Company's distribution of products containing pseudoephedrine ("PSE") at certain retail pharmacies and from one California distribution center. In September 2009, the United States Attorney's Office for the Central District of California ("USAO") and the DEA commenced discussions with the Company regarding whether, in late 2007 and 2008, the Company distributed PSE in violation of the Controlled Substances Act. In addition, the DEA issued an order to show cause against certain retail pharmacies and the Company's La Habra, California distribution center which could have resulted in administrative action against the Company's DEA registrations for these facilities. On October 13, 2010, the Company entered into a comprehensive resolution of this matter, resulting in the payment of  $75 million in civil penalties for violations of the Controlled Substances Act and  $2.6 million in criminal forfeiture relating to the sales of products containing PSE. The resolution included the entry of a non-prosecution agreement and civil settlement agreement with the USAO, the U.S. Attorney's Office for the District of Nevada and the U.S. Department of Justice, as well as a memorandum of agreement with the DEA that dismisses the above-referenced orders to show cause and contains certain ongoing compliance requirements for the Company.

In August 2009, the Company was notified by the Federal Trade Commission (the "FTC") that it is conducting a non-public investigation under the Federal Trade Commission Act into certain of the Company's business practices. In March 2010, the Company learned that various State Attorneys General offices and certain other government agencies are conducting a multi-state investigation of the Company regarding issues similar to those being investigated by the FTC. At this time, 24 states, the District of Columbia, and the County of Los Angeles are known to be participating in this multi-state investigation. The Company has been cooperating in these investigations, and continues to provide documents and other information as requested. The Company is not able to predict with certainty the timing or outcome of these investigations. However, it remains confident that its business practices and service offerings (which are designed to reduce health care costs and expand consumer choice) are being conducted in compliance with the antitrust laws.

In March 2009, the Company received a subpoena from the OIG requesting information concerning the Medicare Part D prescription drug plans of RxAmerica, the PBM subsidiary of Longs Drug Stores Corporation which was acquired by the Company in October 2008. The Company continues to respond to this request for information and has been producing responsive documents on a rolling basis. The Company cannot predict with certainty the timing or outcome of any review by the government of such information.

Since March 2009, the Company has been named in a series of putative collective and class action lawsuits filed in federal courts around the country, purportedly on behalf of current and former assistant store managers working in the Company's stores at various locations outside California. The lawsuits allege that the Company failed to pay overtime to assistant store managers as required under the Fair Labor Standards Act ("FLSA") and under certain state statutes. The lawsuits also seek other relief, including liquidated damages, punitive damages, attorneys' fees, costs and injunctive relief arising out of the state and federal claims for overtime pay. Notice has been issued to over 13,000 current and former assistant store managers offering them the opportunity to "opt in" to certain of the FLSA collective actions and over 1,900 have elected to participate in these lawsuits. At this time, the Company is not able to predict the outcome of these cases, or the possible monetary exposure associated with the lawsuits. The Company's position, however, is that the lawsuits are without merit and that the cases should not be certified as class or collective actions. The Company is vigorously defending these claims, but can not predict with certainty the timing or outcome of this matter.

In January 2010, the Company received a subpoena from the OIG in connection with an investigation of possible false or otherwise improper claims for payment under the Medicare and Medicaid programs. The subpoena requests retail pharmacy claims data for "dual eligible" customers (i.e., customers with both Medicaid and private insurance coverage), information concerning the Company's retail pharmacy claims processing systems, copies of pharmacy payor contracts and other documents and records. The Company has provided documents and other information in response to the subpoena and continues to engage in discussions with the government about the subject matter of the subpoena. The Company cannot predict with certainty the timing or outcome of any review by the government of such information.

In March 2010, the Company received a subpoena from the OIG requesting information about programs under which the Company has offered customers remuneration conditioned upon the transfer of prescriptions for drugs or medications to our pharmacies in the form of gift cards, cash, non-prescription merchandise or discounts or coupons for non-prescription merchandise, The subpoena relates to an investigation of possible false or otherwise improper claims for payment under the Medicare and Medicaid programs. The Company continues to respond to this request for information and has been producing responsive documents on a rolling basis. We cannot predict with certainty the timing or outcome of any reviews by the government of such information.

In November 2009, a securities class action lawsuit was filed in the United States District Court for the District of Rhode Island purportedly on behalf of purchasers of CVS Caremark Corporation stock between May 5, 2009 and November 4, 2009. The lawsuit names the Company and certain officers as defendants and includes allegations of securities fraud relating to public disclosures made by the Company concerning the PBM business and allegations of insider trading. In addition, a shareholder derivative lawsuit was filed in December 2009, in the same court against the directors and certain officers of the Company. A derivative lawsuit is a lawsuit filed by a shareholder purporting to assert claims on behalf of a corporation against directors and officers of the corporation. This lawsuit includes allegations of, among other things, securities fraud, insider trading and breach of fiduciary duties and further alleges that the Company was damaged by the purchase of stock at allegedly inflated prices under its share repurchase program. In January 2011, both lawsuits were transferred to the United States District Court for the District of New Hampshire. The Company believes these lawsuits are without merit and the Company plans to defend them vigorously.

The Company cannot predict the ultimate outcome of the legal matters disclosed above. Management does not believe, however, that the outcome of any of these legal matters will have a material adverse effect on the Company's operating results or financial condition.

The Company is also a party to other legal proceedings and inquiries arising in the normal course of its business, none of which is expected to be material to the Company. The Company can give no assurance, however, that our business, financial condition and results of operations will not be materially adversely affected, or that we will not be required to materially change our business practices, based on: (i) future enactment of new health care or other laws or regulations; (ii) the interpretation or application of existing laws or regulations, as they may relate to our business or the pharmacy services or retail industry; (iii) pending or future federal or state governmental investigations of our business or the pharmacy services or retail industry; (iv) institution of government enforcement actions against us; (v) adverse developments in any pending qui tam lawsuit against us, whether sealed or unsealed, or in any future qui tam lawsuit that may be filed against us; or (vi) adverse developments in other pending or future legal proceedings against us or affecting the pharmacy services or retail industry.

Segment Reporting	12 Months Ended
Dec. 31, 2010
Segment Reporting
Segment Reporting
13	Segment Reporting

The Company currently has three segments: Pharmacy Services, Retail Pharmacy and Corporate.

The Company evaluates its Pharmacy Services and Retail Pharmacy segment performance based on net revenue, gross profit and operating profit before the effect of certain intersegment activities and charges. The Company evaluates the performance of its Corporate segment based on operating expenses before the effect of discontinued operations and certain intersegment activities and charges. See Note 1 for a description of the Pharmacy Services, Retail Pharmacy and Corporate segments and related significant accounting policies.

The following table is a reconciliation of the Company's business segments to the consolidated financial statements:

In millions	Pharmacy Services Segment(1)(2)	Retail Pharmacy Segment(2)	Corporate Segment	Intersegment Eliminations(2)	Consolidated Totals
2010:
Net revenues	$47,780	$57,345	$—	$(8,712)	$96,413
Gross profit	3,353	17,039	—	(135)	20,257
Operating profit	2,389	4,537	(626)	(135)	6,165
Depreciation and amortization	390	1,016	63	—	1,469
Total assets	32,254	28,927	1,439	(451)	62,169
Goodwill	18,868	6,801	—	—	25,669
Additions to property and equipment	234	1,708	63	—	2,005
2009:
Net revenues	$51,065	$55,355	$—	$(7,691)	$98,729
Gross profit	3,835	16,593	—	(48)	20,380
Operating profit	2,866	4,159	(539)	(48)	6,438
Depreciation and amortization	377	965	47	—	1,389
Total assets	33,082	28,302	774	(517)	61,641
Goodwill	18,879	6,801	—	—	25,680
Additions to property and equipment	218	2,183	147	—	2,548
2008 :
Net revenues	$43,769	$48,990	$—	$(5,287)	$87,472
Gross profit	3,550	14,741	—	(1)	18,290
Operating profit	2,755	3,753	(461)	(1)	6,046
Depreciation and amortization	357	881	36	—	1,274
Total assets	32,850	27,406	1,053	(349)	60,960
Goodwill	18,818	6,676	—	—	25,494
Additions to property and equipment	228	1,840	112	—	2,180

(1)	Net revenues of the Pharmacy Services segment include approximately $6.6 billion, $6.9 billion and $6.3 billion of Retail co-payments for the fiscal years ended December 31, 2010, 2009 and 2008, respectively.

(2)	Intersegment eliminations relate to two types of transactions: (i) Intersegment revenues that occur when Pharmacy Services segment clients use Retail Pharmacy segment stores to purchase covered products. When this occurs, both the Pharmacy Services and Retail Pharmacy segments record the revenue on a standalone basis and (ii) Intersegment revenues, gross profit and operating profit that occur when Pharmacy Services segment clients, through the Company's intersegment activities (such as the Maintenance Choice program), elect to pick up their maintenance prescriptions at Retail Pharmacy segment stores instead of receiving them through the mail. When this occurs, both the Pharmacy Services and Retail Pharmacy segments record the revenue, gross profit and operating profit on a standalone basis. As a result, both the Pharmacy Services and the Retail Pharmacy segments include the following results associated with this activity: net revenues of $1,794 million, $692 million and $8 million for the years ended December 31, 2010, 2009 and 2008, respectively; gross profit and operating profit of $135 million, $48 million and $1 million for the years ended December 31, 2010, 2009 and 2008, respectively.

Earnings Per Common Share	12 Months Ended
Dec. 31, 2010
Earnings Per Common Share
Earnings Per Common Share
14	Earnings Per Common Share

The following is a reconciliation of basic and diluted earnings per common share for the respective fiscal years:

In millions, except per share amounts	2010	2009	2008
Numerator for earnings per common share calculation:
Income from continuing operations	$3,439	$3,708	$3,344
Net loss attributable to noncontrolling interest	3	—	—
Preference dividends, net of income tax benefit	—	—	(14)

Income from continuing operations attributable to CVS Caremark, basic	3,442	3,708	3,330
Loss from discontinued operations, net of income tax benefit	(15)	(12)	(132)

Net income attributable to CVS Caremark, basic	$3,427	$3,696	$3,198

Income from continuing operations	$3,439	$3,708	$3,344
Net loss attributable to noncontrolling interest	3	—	—
Dilutive earnings adjustments	—	—	(3)

Income from continuing operations attributable to CVS Caremark, diluted	3,442	3,708	3,341
Loss from discontinued operations attributable to CVS Caremark, net of income tax benefit	(15)	(12)	(132)

Net income attributable to CVS Caremark, diluted	$3,427	$3,696	$3,209

Denominator for earnings per common share calculation:
Weighted average common shares, basic	1,367	1,434	1,434
Preference stock	—	1	17
Stock options	8	10	13
Restricted stock units	2	5	5

Weighted average common shares, diluted	1,377	1,450	1,469

Basic earnings per common share:
Income from continuing operations attributable to CVS Caremark	$2.52	$2.59	$2.32
Loss from discontinued operations attributable to CVS Caremark	(0.01)	(0.01)	(0.09)

Net income attributable to CVS Caremark	$2.51	$2.58	$2.23

Diluted earnings per common share:
Income from continuing operations attributable to CVS Caremark	$2.50	$2.56	$2.27
Loss from discontinued operations attributable to CVS Caremark	(0.01)	(0.01)	(0.09)

Net income attributable to CVS Caremark	$2.49	$2.55	$2.18

Quarterly Financial Information (Unaudited)	12 Months Ended
Dec. 31, 2010
Quarterly Financial Information (Unaudited)
Quarterly Financial Information (Unaudited)
15	Quarterly Financial Information (Unaudited)

In millions, except per share amounts	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	Fiscal Year
2010:
Net revenues	$23,760	$24,007	$23,875	$24,771	$96,413
Gross profit	4,746	5,020	5,024	5,467	20,257
Operating profit	1,410	1,501	1,484	1,770	6,165
Income from continuing operations	772	822	819	1,026	3,439
Loss from discontinued operations, net of income tax benefit	(2)	(1)	(11)	(1)	(15)
Net income	770	821	808	1,025	3,424
Net loss attributable to noncontrolling interest	1	—	1	1	3
Net income attributable to CVS Caremark	$771	$821	$809	1,026	3,427
Basic earnings per common share:
Income from continuing operations attributable to CVS Caremark	$0.56	$0.61	$0.60	$0.75	$2.52
Loss from discontinued operations attributable to CVS Caremark	—	—	(0.01)	—	(0.01)

Net income attributable to CVS Caremark	$0.56	$0.61	$0.59	$0.75	$2.51

Diluted Earnings per common share:
Income from continuing operations attributable to CVS Caremark	$0.55	$0.60	$0.60	$0.75	$2.50
Loss from discontinued operations attributable to CVS Caremark	—	—	(0.01)	—	(0.01)

Net income attributable to CVS Caremark	$0.55	$0.60	$0.59	$0.75	$2.49

Dividends per common share	$0.08750	$0.08750	$0.08750	$0.08750	$0.35000
Stock price: (New York Stock Exchange)
High	$37.32	$37.82	$32.09	$35.46	$37.82
Low	$30.36	$29.22	$26.84	$29.45	$26.84
2009:
Net revenues	$23,394	$24,871	$24,642	$25,822	$98,729
Gross profit	4,748	5,052	5,012	5,568	20,380
Operating profit	1,377	1,600	1,566	1,895	6,438
Income from continuing operations	744	890	1,023	1,051	3,708
Loss from discontinued operations, net of income tax benefit	(5)	(3)	(2)	(2)	(12)
Net income attributable to CVS Caremark	739	887	1,021	1,049	3,696
Basic earnings per common share:
Income from continuing operations attributable to CVS Caremark	$0.51	$0.61	$0.72	$0.75	$2.59
Loss from discontinued operations attributable to CVS Caremark	—	—	(0.01)	—	(0.01)

Net income attributable to CVS Caremark	$0.51	$0.61	$0.71	$0.75	$2.58

Diluted Earnings per common share:
Income from continuing operations attributable to CVS Caremark	$0.51	$0.60	$0.71	$0.74	$2.56
Loss from discontinued operations attributable to CVS Caremark	(0.01)	—	—	—	(0.01)

Net income attributable to CVS Caremark	$0.50	$0.60	$0.71	$0.74	$2.55

Dividends per common share	$0.07625	$0.07625	$0.07625	$0.07625	$0.30500
Stock price: (New York Stock Exchange)
High	$30.47	$34.22	$37.75	$38.27	$38.27
Low	$23.74	$27.08	$30.58	$27.38	$23.74

Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2010
Significant Accounting Policies
Description of Business

Description of business - CVS Caremark Corporation and its subsidiaries (the "Company") comprise the largest pharmacy health care provider (based on revenues and prescriptions filled) in the United States.

Pharmacy Services Segment (the "PSS") - The PSS provides a full range of pharmacy benefit management services including mail order pharmacy services, specialty pharmacy services, plan design and administration, formulary management and claims processing. The Company's clients are primarily employers, insurance companies, unions, government employee groups, managed care organizations and other sponsors of health benefit plans and individuals throughout the United States.

As a pharmacy benefits manager, the PSS manages the dispensing of pharmaceuticals through the Company's mail order pharmacies and national network of approximately 65,000 retail pharmacies to eligible members in the benefits plans maintained by the Company's clients and utilizes its information systems to perform, among other things, safety checks, drug interaction screenings and brand to generic substitutions.

The PSS's specialty pharmacies support individuals that require complex and expensive drug therapies. The specialty pharmacy business includes mail order and retail specialty pharmacies that operate under the CVS Caremark® and CarePlus CVS/pharmacyTM names.

The PSS also provides health management programs, which include integrated disease management for 28 conditions, through Alere, L.L.C. and the Company's Accordant® health management offering.

In addition, through the Company's SilverScript Insurance Company ("SilverScript") and Accendo Insurance Company ("Accendo") subsidiaries, the PSS is a national provider of drug benefits to eligible beneficiaries under the Federal Government's Medicare Part D program. The PSS acquired Accendo in the Longs Acquisition (defined later in Note 2), and, effective January 1, 2009, Accendo replaced RxAmerica® as the Medicare-approved prescription drug plan for the RxAmerica Medicare Part D drug benefit plans.

The pharmacy services business generates net revenues primarily by contracting with clients to provide prescription drugs to plan members. Prescription drugs are dispensed by the mail order pharmacies, specialty pharmacies and national network of retail pharmacies. Net revenues are also generated by providing additional services to clients, including administrative services such as claims processing and formulary management, as well as health care related services such as disease management.

The pharmacy services business operates under the CVS Caremark Pharmacy Services®, Caremark®, CVS CaremarkTM , CarePlus CVS/pharmacy, CarePlusTM , RxAmerica®, Accordant® and TheraCom® names. As of December 31, 2010, the Pharmacy Services segment operated 44 retail specialty pharmacy stores, 18 specialty mail order pharmacies and four mail service pharmacies located in 25 states, Puerto Rico and the District of Columbia.

Retail Pharmacy Segment (the "RPS") - The RPS sells prescription drugs and a wide assortment of general merchandise, including over-the-counter drugs, beauty products and cosmetics, photo finishing, seasonal merchandise, greeting cards and convenience foods, through the Company's CVS/pharmacy® and Longs Drugs® retail stores and online through CVS.com®.

The RPS also provides health care services through its MinuteClinic® health care clinics. MinuteClinics are staffed by nurse practitioners and physician assistants who utilize nationally recognized protocols to diagnose and treat minor health conditions, perform health screenings, monitor chronic conditions and deliver vaccinations.

As of December 31, 2010, the retail pharmacy business included 7,182 retail drugstores (of which 7,123 operated a pharmacy) located in 41 states the District of Columbia and Puerto Rico operating primarily under the CVS/ pharmacy name, the online retail website, CVS.com and 560 retail health care clinics operating under the MinuteClinic name (of which 550 were located in CVS/pharmacy stores).

Principles of Consolidation

Principles of Consolidation - The consolidated financial statements include the accounts of the Company and its majority owned subsidiaries. All intercompany balances and transactions have been eliminated.

Reclassifications	Reclassifications - Certain reclassifications have been made to the 2009 and 2008 consolidated financial statements to conform to the current year presentation.
Fiscal Year Change

Fiscal Year Change - On December 23, 2008, the Board of Directors of the Company approved a change in the Company's fiscal year end from the Saturday nearest December 31 of each year to December 31 of each year to better reflect the Company's position in the health care, rather than the retail, industry. The fiscal year change was effective beginning with the fourth quarter of fiscal 2008.

Following is a summary of the impact of the fiscal year change:

Fiscal Year	Fiscal Year-End	Fiscal Period	Fiscal Period Includes

2010	December 31, 2010	January 1, 2010 - December 31, 2010	365 days

2009	December 31, 2009	January 1, 2009 - December 31, 2009	365 days

2008	December 31, 2008	December 30, 2007 - December 31, 2008	368 days

Unless otherwise noted, all references to years relate to the above fiscal years.

Use of Estimates

Use of estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates.

Fair Value Hierarchy

Fair Value Hierarchy - The Company utilizes the three-level valuation hierarchy for the recognition and disclosure of fair value measurements. The categorization of assets and liabilities within this hierarchy is based upon the lowest level of input that is significant to the measurement of fair value. The three levels of the hierarchy consist of the following:

•	Level 1 - Inputs to the valuation methodology are unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date.

•

Level 2 - Inputs to the valuation methodology are quoted prices for similar assets and liabilities in active markets, quoted prices in markets that are not active or inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the instrument.

•

Level 3 - Inputs to the valuation methodology are unobservable inputs based upon management's best estimate of inputs market participants could use in pricing the asset or liability at the measurement date, including assumptions about risk.

Cash and Cash Equivalents

Cash and cash equivalents - Cash and cash equivalents consist of cash and temporary investments with maturities of three months or less when purchased. The Company invests in short-term money market funds, commercial paper, time deposits, as well as other debt securities that are classified as cash and cash equivalents within the accompanying consolidated balance sheets, as these funds are highly liquid and readily convertible to known amounts of cash. These investments are classified within Level 1 of the fair value hierarchy because they are valued using quoted market prices.

Short-Term Investments

Short-term investments - The Company's short-term investments consist of certificate of deposits with initial maturities of greater than three months when purchased. These investments, which were classified as available-for-sale within Level 1 of the fair value hierarchy, were carried at historical cost, which approximated fair value at December 31, 2010 and 2009.

Fair Value of Financial Instruments

Fair value of financial instruments - As of December 31, 2010, the Company's financial instruments include cash and cash equivalents, accounts receivable, accounts payable and short-term debt. Due to the short-term nature of these instruments, the Company's carrying value approximates fair value. The carrying amount and estimated fair value of long-term debt was  $9.8 billion and  $10.5 billion, respectively, as of December 31, 2010. The fair value of long-term debt was estimated based on rates currently offered to the Company for debt with similar terms and maturities. The Company had outstanding letters of credit, which guaranteed foreign trade purchases, with a fair value of  $6 million and  $9 million as of December 31, 2010 and 2009, respectively. There were no outstanding investments in derivative financial instruments as of December 31, 2010 and 2009.

Accounts Receivable

Accounts receivable - Accounts receivable are stated net of an allowance for doubtful accounts. The accounts receivable balance primarily includes trade amounts due from third party providers (e.g., pharmacy benefit managers, insurance companies and governmental agencies), clients and members, as well as vendors and manufacturers.

The activity in the allowance for doubtful trade accounts receivable is as follows:

	Fiscal Year Ended December 31,
In millions	2010	2009	2008
Opening balance	$224	$189	$108
Additions charged to bad debt expense	73	135	121
Write-offs charged to allowance	(115)	(100)	(40)

Ending balance	$182	$224	$189

Inventories

Inventories - Inventories are stated at the lower of cost or market on a first-in, first-out basis using the retail method of accounting to determine cost of sales and inventory in the Company's CVS/pharmacy stores, weighted average cost to determine cost of sales and inventory in the Company's mail service and specialty pharmacies and the cost method of accounting on a first-in, first-out basis to determine inventory in the Company's distribution centers. Physical inventory counts are taken on a regular basis in each store and a continuous cycle count process is the primary procedure used to validate the inventory balances on hand in each distribution center and mail facility to ensure that the amounts reflected in the accompanying consolidated financial statements are properly stated. During the interim period between physical inventory counts, the Company accrues for anticipated physical inventory losses on a location-by-location basis based on historical results and current trends.

Property and Equipment

Property and equipment - Property, equipment and improvements to leased premises are depreciated using the straight-line method over the estimated useful lives of the assets, or when applicable, the term of the lease, whichever is shorter. Estimated useful lives generally range from 10 to 40 years for buildings, building improvements and leasehold improvements and 3 to 10 years for fixtures, equipment and internally developed software. Repair and maintenance costs are charged directly to expense as incurred. Major renewals or replacements that substantially extend the useful life of an asset are capitalized and depreciated. Application development stage costs for significant internally developed software projects are capitalized and depreciated.

The following are the components of property and equipment at December 31:

In millions	2010	2009
Land	$1,247	$1,076
Building and improvements	2,265	2,020
Fixtures and equipment	7,148	6,322
Leasehold improvements	2,866	2,673
Software	757	853

	14,283	12,944
Accumulated depreciation and amortization	(5,961)	(5,021)

	$8,322	$7,923

The gross amount of property and equipment under capital leases was  $191 million as of December 31, 2010 and 2009, respectively.

Goodwill

Goodwill - Goodwill and other indefinite-lived assets are not amortized, but are subject to impairment reviews annually, or more frequently if necessary. See Note 3 for additional information on goodwill.

Intangible Assets

Intangible assets - Purchased customer contracts and relationships are amortized on a straight-line basis over their estimated useful lives between 10 and 20 years. Purchased customer lists are amortized on a straight-line basis over their estimated useful lives of up to 10 years. Purchased leases are amortized on a straight-line basis over the remaining life of the lease. See Note 3 for additional information about intangible assets.

Impairment of Long-Lived Assets

Impairment of long-lived assets - The Company groups and evaluates fixed and finite-lived intangible assets, excluding goodwill, for impairment at the lowest level at which individual cash flows can be identified. When evaluating assets for potential impairment, the Company first compares the carrying amount of the asset group to the estimated future cash flows associated with the asset group (undiscounted and without interest charges). If the estimated future cash flows used in this analysis are less than the carrying amount of the asset group, an impairment loss calculation is prepared. The impairment loss calculation compares the carrying amount of the asset group to the asset group's estimated future cash flows (discounted and with interest charges). If required, an impairment loss is recorded for the portion of the asset group's carrying value that exceeds the asset group's estimated future cash flows (discounted and with interest charges).

Redeemable Noncontrolling Interest

Redeemable noncontrolling interest - The Company has an approximately 60% ownership interest in Generation Health, Inc. ("Generation Health") and consolidates Generation Health in its consolidated financial statements. The noncontrolling shareholders of Generation Health hold put rights for the remaining interest in Generation Health that if exercised would require the Company to purchase the remaining interest in Generation Health in 2015 for a minimum of  $27 million and a maximum of  $159 million, depending on certain financial metrics of Generation Health in 2014. Since the noncontrolling shareholders of Generation Health have a redemption feature as a result of the put right, the Company has classified the redeemable noncontrolling interest in Generation Health in the mezzanine section of the consolidated balance sheet outside of shareholders' equity. The Company initially recorded the redeemable noncontrolling interest at a fair value of  $37 million on the date of acquisition. At the end of each reporting period, if the estimated accreted redemption value exceeds the carrying value of the noncontrolling interest, the difference is recorded as a reduction of retained earnings. Any such reductions in retained earnings would also reduce income attributable to CVS Caremark in the Company's earnings per share calculations.

The following is a reconciliation of the changes in the redeemable noncontrolling interest:

In millions	2010	2009
Beginning balance	$37	$—
Acquisition of Generation Health	—	37
Net loss attributable to noncontrolling interest	(3)	—

Ending balance	$34	$37

Revenue Recognition

Revenue Recognition:

Pharmacy Services Segment - The PSS sells prescription drugs directly through its mail service pharmacies and indirectly through its retail pharmacy network. The PSS recognizes revenues from prescription drugs sold by its mail service pharmacies and under retail pharmacy network contracts where the PSS is the principal using the gross method at the contract prices negotiated with its clients. Net revenue from the PSS includes: (i) the portion of the price the client pays directly to the PSS, net of any volume-related or other discounts paid back to the client (see "Drug Discounts" later in this document), (ii) the price paid to the PSS ("Mail Co-Payments") or a third party pharmacy in the PSS' retail pharmacy network ("Retail Co-Payments") by individuals included in its clients' benefit plans and (iii) administrative fees for retail pharmacy network contracts where the PSS is not the principal as discussed below.

The PSS recognizes revenue when: (i) persuasive evidence of an arrangement exists, (ii) delivery has occurred or services have been rendered, (iii) the seller's price to the buyer is fixed or determinable and (iv) collectability is reasonably assured. The Company has established the following revenue recognition policies for the PSS:

•

Revenues generated from prescription drugs sold by mail service pharmacies are recognized when the prescription is shipped. At the time of shipment, the Company has performed substantially all of its obligations under its client contracts and does not experience a significant level of reshipments.

•

Revenues generated from prescription drugs sold by third party pharmacies in the PSS' retail pharmacy network and associated administrative fees are recognized at the PSS' point-of-sale, which is when the claim is adjudicated by the PSS' online claims processing system.

The PSS determines whether it is the principal or agent for its retail pharmacy network transactions on a contract by contract basis. In the majority of its contracts, the PSS has determined it is the principal due to it: (i) being the primary obligor in the arrangement, (ii) having latitude in establishing the price, changing the product or performing part of the service, (iii) having discretion in supplier selection, (iv) having involvement in the determination of product or service specifications and (v) having credit risk. The PSS' obligations under its client contracts for which revenues are reported using the gross method are separate and distinct from its obligations to the third party pharmacies included in its retail pharmacy network contracts. Pursuant to these contracts, the PSS is contractually required to pay the third party pharmacies in its retail pharmacy network for products sold, regardless of whether the PSS is paid by its clients. The PSS' responsibilities under its client contracts typically include validating eligibility and coverage levels, communicating the prescription price and the co-payments due to the third party retail pharmacy, identifying possible adverse drug interactions for the pharmacist to address with the physician prior to dispensing, suggesting clinically appropriate generic alternatives where appropriate and approving the prescription for dispensing. Although the PSS does not have credit risk with respect to Retail Co-Payments, management believes that all of the other indicators of gross revenue reporting are present. For contracts under which the PSS acts as an agent, the PSS records revenues using the net method.

Drug Discounts - The PSS deducts from its revenues any rebates, inclusive of discounts and fees, earned by its clients. The PSS pays rebates to its clients in accordance with the terms of its client contracts, which are normally based on fixed rebates per prescription for specific products dispensed or a percentage of manufacturer discounts received for specific products dispensed. The liability for rebates due to the PSS' clients is included in "Claims and discounts payable" in the accompanying consolidated balance sheets.

Medicare Part D - The PSS participates in the Federal Government's Medicare Part D program as a Prescription Drug Plan ("PDP"). The PSS' net revenues include insurance premiums earned by the PDP, which are determined based on the PDP's annual bid and related contractual arrangements with the Centers for Medicare and Medicaid Services ("CMS"). The insurance premiums include a beneficiary premium, which is the responsibility of the PDP member, but is subsidized by CMS in the case of low-income members, and a direct premium paid by CMS. Premiums collected in advance are initially deferred in accrued expenses and are then recognized in net revenues over the period in which members are entitled to receive benefits.

In addition to these premiums, the PSS' net revenues include co-payments, deductibles and co-insurance (collectively, the "Member Co-Payments") related to PDP members' actual prescription claims. In certain cases, CMS subsidizes a portion of these Member Co-Payments and pays the PSS an estimated prospective Member Co-Payment subsidy amount each month. The prospective Member Co-Payment subsidy amounts received from CMS are also included in the PSS' net revenues. The Company assumes no risk for these amounts, which represented 2.6%, 3.5% and 1.3% of consolidated net revenues in 2010, 2009 and 2008, respectively. If the prospective Member Co-Payment subsidies received differ from the amounts based on actual prescription claims, the difference is recorded in either accounts receivable or accrued expenses.

The PSS accounts for CMS obligations and Member Co-Payments (including the amounts subsidized by CMS) using the gross method consistent with its revenue recognition policies for Mail Co-Payments and Retail Co-Payments (discussed previously in this document). See Note 7 for additional information about Medicare Part D.

Retail Pharmacy Segment - The RPS recognizes revenue from the sale of merchandise (other than prescription drugs) at the time the merchandise is purchased by the retail customer. Revenue from the sale of prescription drugs is recognized at the time the prescription is filled, which is or approximates when the retail customer picks up the prescription. Customer returns are not material. Revenue generated from the performance of services in the RPS' health care clinics is recognized at the time the services are performed. See Note 13 for additional information about the revenues of the Company's business segments.

Cost of Revenues

Cost of revenues:

Pharmacy Services Segment - The PSS' cost of revenues includes: (i) the cost of prescription drugs sold during the reporting period directly through its mail service pharmacies and indirectly through its retail pharmacy network, (ii) shipping and handling costs and (iii) the operating costs of its mail service pharmacies and client service operations and related information technology support costs including depreciation and amortization. The cost of prescription drugs sold component of cost of revenues includes: (i) the cost of the prescription drugs purchased from manufacturers or distributors and shipped to members in clients' benefit plans from the PSS' mail service pharmacies, net of any volume-related or other discounts (see "Drug Discounts" previously in this document) and (ii) the cost of prescription drugs sold (including Retail Co-Payments) through the PSS' retail pharmacy network under contracts where it is the principal, net of any volume-related or other discounts.

Retail Pharmacy Segment - The RPS' cost of revenues includes: the cost of merchandise sold during the reporting period and the related purchasing costs, warehousing and delivery costs (including depreciation and amortization) and actual and estimated inventory losses. See Note 13 for additional information about the cost of revenues of the Company's business segments.

Vendor Allowances and Purchase Discounts

Vendor allowances and purchase discounts:

The Company accounts for vendor allowances and purchase discounts as follows:

Pharmacy Services Segment - The PSS receives purchase discounts on products purchased. The PSS' contractual arrangements with vendors, including manufacturers, wholesalers and retail pharmacies, normally provide for the PSS to receive purchase discounts from established list prices in one, or a combination of, the following forms: (i) a direct discount at the time of purchase, (ii) a discount for the prompt payment of invoices or (iii) when products are purchased indirectly from a manufacturer (e.g., through a wholesaler or retail pharmacy), a discount (or rebate) paid subsequent to dispensing. These rebates are recognized when prescriptions are dispensed and are generally calculated and billed to manufacturers within 30 days of the end of each completed quarter. Historically, the effect of adjustments resulting from the reconciliation of rebates recognized to the amounts billed and collected has not been material to the PSS' results of operations. The PSS accounts for the effect of any such differences as a change in accounting estimate in the period the reconciliation is completed. The PSS also receives additional discounts under its wholesaler contract if it exceeds contractually defined annual purchase volumes. In addition, the PSS receives fees from pharmaceutical manufacturers for administrative services. Purchase discounts and administrative service fees are recorded as a reduction of "Cost of revenues".

Retail Pharmacy Segment - Vendor allowances received by the RPS reduce the carrying cost of inventory and are recognized in cost of revenues when the related inventory is sold, unless they are specifically identified as a reimbursement of incremental costs for promotional programs and/or other services provided. Amounts that are directly linked to advertising commitments are recognized as a reduction of advertising expense (included in operating expenses) when the related advertising commitment is satisfied. Any such allowances received in excess of the actual cost incurred also reduce the carrying cost of inventory. The total value of any upfront payments received from vendors that are linked to purchase commitments is initially deferred. The deferred amounts are then amortized to reduce cost of revenues over the life of the contract based upon purchase volume. The total value of any upfront payments received from vendors that are not linked to purchase commitments is also initially deferred. The deferred amounts are then amortized to reduce cost of revenues on a straight-line basis over the life of the related contract. The total amortization of these upfront payments was not material to the accompanying consolidated financial statements.

Insurance

Insurance - The Company is self-insured for certain losses related to general liability, workers' compensation and auto liability. The Company obtains third party insurance coverage to limit exposure from these claims. The Company is also self-insured for certain losses related to health and medical liabilities. The Company's self-insurance accruals, which include reported claims and claims incurred but not reported, are calculated using standard insurance industry actuarial assumptions and the Company's historical claims experience.

Store Opening and Closing Costs

Facility opening and closing costs - New facility opening costs, other than capital expenditures, are charged directly to expense when incurred. When the Company closes a facility, the present value of estimated unrecoverable costs, including the remaining lease obligation less estimated sublease income and the book value of abandoned property and equipment, are charged to expense. The long-term portion of the lease obligations associated with facility closings was  $368 million and  $424 million in 2010 and 2009, respectively.

Advertising Costs

Advertising costs - Advertising costs are expensed when the related advertising takes place. Advertising costs, net of vendor funding (included in operating expenses), were  $234 million,  $317 million and  $324 million in 2010, 2009 and 2008, respectively.

Interest Expense, Net

Interest expense, net - Interest expense, net of capitalized interest, was  $539 million,  $530 million and  $530 million, and interest income was  $3 million,  $5 million and  $21 million in 2010, 2009 and 2008, respectively. Capitalized interest totaled  $47 million,  $39 million and  $28 million in 2010, 2009 and 2008, respectively.

Shares Held in Trust

Shares held in trust - The Company maintains grantor trusts, which held approximately 2 million shares of its common stock at December 31, 2010 and 2009. These shares are designated for use under various employee compensation plans. Since the Company holds these shares, they are excluded from the computation of basic and diluted shares outstanding.

Accumulated Other Comprehensive Loss

Accumulated other comprehensive loss - Accumulated other comprehensive loss consists of changes in the net actuarial gains and losses associated with pension and other postretirement benefit plans, and unrealized losses on derivatives. The amount included in accumulated other comprehensive loss related to the Company's pension and postretirement plans was  $217 million pre-tax ( $132 million after-tax) as of December 31, 2010 and  $203 million pre-tax ( $125 million after-tax) as of December 31, 2009. The net impact on cash flow hedges totaled  $18 million pre-tax ( $11 million after-tax) and  $15 million pre-tax ( $10 million after-tax) as of December 31, 2010 and 2009, respectively.

Stock-Based Compensation

Stock-based compensation - Stock-based compensation expense is measured at the grant date based on the fair value of the award and is recognized as expense over the applicable requisite service period of the stock award (generally 3 to 5 years) using the straight-line method. Stock-based compensation costs are included in selling, general and administrative expenses.

Income Taxes

Income taxes - The Company provides for federal and state income taxes currently payable, as well as for those deferred because of timing differences between reported income and expenses for financial statement purposes versus tax purposes. Federal and state tax credits are recorded as a reduction of income taxes. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the carrying amount of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Deferred tax assets and liabilities are measured using the enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recoverable or settled. The effect of a change in tax rates is recognized as income or expense in the period of the change.

Earnings Per Common Share

Earnings per common share - Basic earnings per common share is computed by dividing: (i) net earnings, after deducting the after-tax Employee Stock Ownership Plan ("ESOP") preference dividends, by (ii) the weighted average number of common shares outstanding during the year (the "Basic Shares").

When computing diluted earnings per common share for fiscal year 2008, the Company assumed that the ESOP preference stock was converted into common stock and all dilutive stock awards were exercised. After the assumed ESOP preference stock conversion, the ESOP Trust would hold common stock rather than ESOP preference stock and would receive common stock dividends ( $0.25800 per share in 2008) rather than ESOP preference stock dividends ( $3.90 per share). Since the ESOP Trust used the dividends it received to service its debt, the Company had to increase its contribution to the ESOP Trust to compensate it for the lower dividends. This additional contribution reduced the Company's net earnings, which in turn, reduced the amounts that would be accrued under the Company's incentive compensation plans.

Diluted earnings per common share is computed by dividing: (i) net income attributable to CVS Caremark, after accounting for the difference between the dividends on the ESOP preference stock and common stock and after making adjustments for the incentive compensation plans, by (ii) Basic Shares plus the additional shares that would be issued assuming that all dilutive stock awards are exercised and the ESOP preference stock is converted into common stock. Options to purchase 34.3 million, 37.7 million and 20.9 million shares of common stock were outstanding as of December 31, 2010, 2009 and 2008, respectively, but were not included in the calculation of diluted earnings per share because the options' exercise prices were greater than the average market price of the common shares and, therefore, the effect would be antidilutive. See Note 8 for additional information about the ESOP.

Loss from Discontinued Operations

Loss from discontinued operations - In connection with certain business dispositions completed between 1991 and 1997, the Company continues to guarantee store lease obligations for a number of former subsidiaries, including Linens 'n Things. On May 2, 2008, Linens Holding Co. and certain affiliates, which operate Linens 'n Things, filed voluntary petitions under Chapter 11 of the United States Bankruptcy Code in the United States Bankruptcy Court for the District of Delaware. The Company's loss from discontinued operations includes lease related costs of  $15 million ( $24 million, net of a  $9 million income tax benefit),  $12 million ( $19 million, net of a  $7 million income tax benefit) and  $132 million ( $214 million, net of an  $82 million income tax benefit) for the years ended December 31, 2010, 2009 and 2008, respectively, associated with the Linens 'n Things lease guarantee's.

Recently Adopted Accounting Pronouncements

Recently Adopted Accounting Pronouncements

Effective January 1, 2009, the Company adopted Accounting Standards Codification ("ASC") 805 Business Combinations ("ASC 805") (formerly Statement of Financial Accounting Standard ("SFAS") No. 141 (R), "Business Combinations"). ASC 805 establishes the principles and requirements for how an acquirer recognizes and measures in its financial statements the identifiable assets acquired, the liabilities assumed, any noncontrolling interest in the acquiree and the goodwill acquired. The guidance also establishes disclosure requirements that will enable users to evaluate the nature and financial effects of business combinations. ASC 805 requires that income tax benefits related to business combinations that are not recorded at the date of acquisition are recorded as an income tax benefit in the statement of income when subsequently recognized. Previously, unrecognized income tax benefits related to business combinations were recorded as an adjustment to the purchase price allocation when recognized. The Company recognized approximately  $34 million and  $147 million of previously unrecognized income tax benefits related to business combinations (after considering the federal benefit of state taxes), plus interest, due to the expiration of various statutes of limitation and settlements with tax authorities in 2010 and 2009, respectively. As of December 31, 2010 and 2009, the Company had approximately  $10 million and  $20 million, respectively, of unrecognized tax benefits (after considering the federal benefit of state taxes), plus interest, related to business combinations that would have been treated as an adjustment to the purchase price allocation if they would have been recognized under the previous business combination guidance.

In June 2009, the Financial Accounting Standards Board ("FASB") issued guidance that amends ASC 810 Consolidations (formerly SFAS No. 167, "Amendments to FASB Interpretation No. 46(R)"). The amendment requires a company to analyze whether its interest in a variable interest entity ("VIE") gives it a controlling financial interest. The determination of whether a company is required to consolidate another entity is based on, among other things, the other entity's purpose and design and a company's ability to direct the activities of the other entity that most significantly impact the other entity's economic performance. Additional disclosures are required to identify a company's involvement with the VIE and any significant changes in risk exposure due to such involvement. The amendment is effective for all new and existing VIEs as of the beginning of the first fiscal year that begins after November 15, 2009. The adoption of this standard did not have a material impact on the Company's consolidated results of operations, financial position or cash flows.

In January 2010, the FASB issued guidance which expanded the required disclosures about fair value measurements. In particular, this guidance requires (i) separate disclosure of the amounts of significant transfers in and out of Level 1 and Level 2 fair value measurements along with the reasons for such transfers, (ii) information about purchases, sales, issuances and settlements to be presented separately in the reconciliation for Level 3 fair value measurements, (iii) expanded fair value measurement disclosures for each class of assets and liabilities and (iv) disclosures about the valuation techniques and inputs used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3. This guidance is effective for annual reporting periods beginning after December 15, 2009 except for (ii) above which is effective for fiscal years beginning after December 15, 2010. The adoption of this standard did not have a material impact on the Company's consolidated results of operations, financial position or cash flows.

Recently Proposed Accounting Standard Update

Recently Proposed Accounting Standard Update

In August 2010, the FASB issued a proposed accounting standard update on lease accounting that would require entities to recognize assets and liabilities arising from lease contracts on the balance sheet. The proposed accounting standard update states that lessees and lessors should apply a "right-of-use model" in accounting for all leases. Under the proposed model, lessees would recognize an asset for the right to use the leased asset, and a liability for the obligation to make rental payments over the lease term. The lease term is defined as the longest possible term that is "more likely than not" to occur. The accounting by a lessor would reflect its retained exposure to the risks or benefits of the underlying leased asset. A lessor would recognize an asset representing its right to receive lease payments based on the expected term of the lease. Comments on this exposure draft were due December 15, 2010 and the final standard is expected to be issued sometime in 2011. While the Company believes that the proposed standard, as currently drafted, will likely have a material impact on its reported financial position and reported results of operations, it will not have a material impact on its liquidity; however, until the proposed standard is finalized, such evaluation cannot be completed.

Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2010
Significant Accounting Policies
Summary of Impact of Fiscal Year Change

Fiscal Year	Fiscal Year-End	Fiscal Period	Fiscal Period Includes

2010	December 31, 2010	January 1, 2010 - December 31, 2010	365 days

2009	December 31, 2009	January 1, 2009 - December 31, 2009	365 days

2008	December 31, 2008	December 30, 2007 - December 31, 2008	368 days

Activity in the Allowance for Doubtful Accounts

	Fiscal Year Ended December 31,
In millions	2010	2009	2008
Opening balance	$224	$189	$108
Additions charged to bad debt expense	73	135	121
Write-offs charged to allowance	(115)	(100)	(40)

Ending balance	$182	$224	$189

Components of Property and Equipment

In millions	2010	2009
Land	$1,247	$1,076
Building and improvements	2,265	2,020
Fixtures and equipment	7,148	6,322
Leasehold improvements	2,866	2,673
Software	757	853

	14,283	12,944
Accumulated depreciation and amortization	(5,961)	(5,021)

	$8,322	$7,923

Reconciliation of Changes in Noncontrolling Interest

In millions	2010	2009
Beginning balance	$37	$—
Acquisition of Generation Health	—	37
Net loss attributable to noncontrolling interest	(3)	—

Ending balance	$34	$37

Goodwill and Other Intangibles (Tables)	12 Months Ended
Dec. 31, 2010
Goodwill and Other Intangibles
Schedule of Intangible Assets by Major Class

	2010			2009
In millions	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Trademarks (indefinitely-lived)	$6,398	$—	$6,398	$6,398	$—	$6,398
Customer contracts and relationships and covenants not to compete	4,903	(1,982)	2,921	4,828	(1,604)	3,224
Favorable leases and other	762	(297)	465	756	(251)	505

	$12,063	$(2,279)	$9,784	$11,982	$(1,855)	$10,127

Borrowing and Credit Agreements (Tables)	12 Months Ended
Dec. 31, 2010
Borrowing and Credit Agreements
Summary of the Company's Borrowings

In millions	2010	2009
Commercial paper	$300	$315
Floating rate notes due 2010	—	350
Floating rate notes due 2010	—	1,750
5.75% senior notes due 2011	800	800
Floating rate note due 2011(1)	300	300
4.875% senior notes due 2014	550	550
3.250% senior notes due 2015	550	—
6.125% senior notes due 2016	700	700
5.75% senior notes due 2017	1,750	1,750
6.60% senior notes due 2019	1,000	1,000
4.75% senior notes due 2020	450	—
6.25% senior notes due 2027	1,000	1,000
6.125% note due 2039	1,500	1,500
6.302% Enhanced Capital Advantage Preferred Securities(2)	1,000	1,000
Mortgage notes payable	6	6
Capital lease obligations	151	154

	10,057	11,175
Less:
Short-term debt (commercial paper)	(300)	(315)
Current portion of long-term debt	(1,105)	(2,104)

	$8,652	$8,756

(1)	As of December 31, 2010, the interest rate for the Company's floating rate note due in 2011 was 1.663%.
(2)	The Enhanced Capital Advantaged Preferred Securities ("ECAPS") are due June 1, 2062, and bear interest at 6.302% per year until June 1, 2012 at which time they will pay interest based on a floating rate. The ECAPS pay interest semi-annually and may be redeemed at any time, in whole or in part at a defined redemption price plus accrued interest.

Leases (Tables)	12 Months Ended
Dec. 31, 2010
Leases
Net Rental Expense for Operating Leases

In millions	2010	2009	2008
Minimum rentals	$2,001	$1,857	$1,691
Contingent rentals	53	61	58

	2,054	1,918	1,749
Less: sublease income	(19)	(19)	(25)

	$2,035	$1,899	$1,724

Future Minimum Lease Payments Under Capital and Operating Leases

In millions	Capital Leases	Operating Leases(1)
2011	$19	$2,013
2012	19	2,096
2013	19	1,992
2014	19	1,788
2015	20	1,724
Thereafter	244	17,190

Total future lease payments	340	$26,803

Less: imputed interest	(189)

Present value of capital lease obligations	$151

(1)	Future operating lease payments have not been reduced by minimum sublease rentals of $266 million due in the future under noncancelable subleases.

Stock Incentive Plans (Tables)	12 Months Ended
Dec. 31, 2010
Stock Incentive Plans
Schedule of Assumptions Used to Value the Employee Stock Purchase Plan

	2010	2009	2008
Dividend yield (1)	0.57%	0.50%	0.32%
Expected volatility(2)	32.58%	48.89%	25.22%
Risk-free interest rate(3)	0.21%	0.31%	2.75%
Expected life (in years)(4)	0.5	0.5	0.5
Weighted-average grant date fair value	$7.31	$8.51	$8.73

(1)	The dividend yield is calculated based on semi-annual dividends paid and the fair market value of the Company's stock at the grant date.

(2)	The expected volatility is based on the historical volatility of the Company's daily stock market prices over the previous six month period.

(3)	The risk-free interest rate is based on the Treasury constant maturity interest rate whose term is consistent with the expected term of ESPP options (i.e., 6 months).

(4)	The expected life is based on the semi-annual purchase period.

Schedule of Restricted Unit and Restricted Share Award Activity

	2010		2009
Units in thousands	Units	Weighted Average Grant Date Fair Value	Units	Weighted Average Grant Date Fair Value
Nonvested at beginning of year	3,347	$32.90	4,052	$31.88
Granted	1,095	35.25	1,284	27.77
Vested	(1,618)	32.35	(1,807)	26.49
Forfeited	(136)	33.58	(182)	37.55

Nonvested at end of year	2,688	$34.16	3,347	$32.90

Schedule of Assumptions Used to Calculate Fair Value of Stock Option

	2010	2009	2008
Dividend yield (1)	1.00%	1.07%	0.60%
Expected volatility(2)	33.15%	31.34%	22.98%
Risk-free interest rate(3)	1.85%	1.65%	2.28%
Expected life (in years)(4)	4.3	4.3	4.3
Weighted-average grant date fair value	$9.49	$7.20	$8.53

(1)	The dividend yield is based on annual dividends paid and the fair market value of the Company's stock at the grant date.

(2)	The expected volatility is estimated using the Company's historical volatility over a period equal to the expected life of each option grant after adjustments for infrequent events such as stock splits.

(3)	The risk-free interest rate is selected based on yields from U.S. Treasury zero-coupon issues with a remaining term equal to the expected term of the options being valued.

(4)	The expected life represents the number of years the options are expected to be outstanding from grant date based on historical option holder exercise experience.

Schedule of Stock Option Activity

Shares in thousands	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at December 31, 2009	66,269	$29.14	4.39	345,068,000
Granted	14,168	$35.16	—	—
Exercised	(10,463)	$21.71	—	—
Forfeited	(2,332)	$33.50	—	—
Expired	(1,625)	$31.83	—	—

Outstanding at December 31, 2010	66,017	$31.39	4.16	$313,163,000

Exercisable at December 31, 2010	36,789	$29.64	3.03	$235,843,000

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2010
Income Taxes
Schedule of Income Tax Provision

In millions	2010	2009	2008
Current: Federal	$1,894	$1,766	$1,680
State	345	397	365

	2,239	2,163	2,045

Deferred: Federal	(44)	38	133
State	(5)	4	15

	(49)	42	148

Total	$2,190	$2,205	$2,193

Schedule of Effective Income Tax Rate

	2010	2009	2008
Statutory income tax rate	35.0%	35.0%	35.0%
State income taxes, net of federal tax benefit	4.1	4.5	4.1
Other	0.6	0.6	0.5
Recognition of previously unrecognized tax benefits	(0.8)	(2.8)	—

Effective income tax rate	38.9%	37.3%	39.6%

Schedule of Deferred Tax Assets and Liabilities

In millions	2010	2009
Deferred tax assets:
Lease and rents	$325	$334
Inventory	69	55
Employee benefits	261	250
Allowance for bad debt	96	130
Retirement benefits	99	94
Net operating losses	6	8
Other	307	287

Total deferred tax assets	1,163	1,158
Deferred tax liabilities:
Depreciation and amortization	(4,307)	(4,330)

Net deferred tax liabilities	$(3,144)	$(3,172)

Schedule of Net Deferred Tax Assets (Liabilities)

In millions	2010	2009
Deferred tax assets—current	$511	$506
Deferred tax liabilities—noncurrent	(3,655)	(3,678)

Net deferred tax liabilities	$(3,144)	$(3,172)

Reconciliation of Unrecognized Tax Benefits

In millions	2010	2009
Beginning balance	$61	$257
Additions based on tax positions related to the current year	1	1
Additions based on tax positions related to prior years	2	12
Reductions for tax positions of prior years	(10)	(6)
Expiration of statutes of limitation	(16)	(155)
Settlements	(3)	(48)

Ending balance	$35	$61

Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2010
Segment Reporting
Schedule of Segment Reporting Information, by Segment

In millions	Pharmacy Services Segment(1)(2)	Retail Pharmacy Segment(2)	Corporate Segment	Intersegment Eliminations(2)	Consolidated Totals
2010:
Net revenues	$47,780	$57,345	$—	$(8,712)	$96,413
Gross profit	3,353	17,039	—	(135)	20,257
Operating profit	2,389	4,537	(626)	(135)	6,165
Depreciation and amortization	390	1,016	63	—	1,469
Total assets	32,254	28,927	1,439	(451)	62,169
Goodwill	18,868	6,801	—	—	25,669
Additions to property and equipment	234	1,708	63	—	2,005
2009:
Net revenues	$51,065	$55,355	$—	$(7,691)	$98,729
Gross profit	3,835	16,593	—	(48)	20,380
Operating profit	2,866	4,159	(539)	(48)	6,438
Depreciation and amortization	377	965	47	—	1,389
Total assets	33,082	28,302	774	(517)	61,641
Goodwill	18,879	6,801	—	—	25,680
Additions to property and equipment	218	2,183	147	—	2,548
2008 :
Net revenues	$43,769	$48,990	$—	$(5,287)	$87,472
Gross profit	3,550	14,741	—	(1)	18,290
Operating profit	2,755	3,753	(461)	(1)	6,046
Depreciation and amortization	357	881	36	—	1,274
Total assets	32,850	27,406	1,053	(349)	60,960
Goodwill	18,818	6,676	—	—	25,494
Additions to property and equipment	228	1,840	112	—	2,180

(1)	Net revenues of the Pharmacy Services segment include approximately $6.6 billion, $6.9 billion and $6.3 billion of Retail co-payments for the fiscal years ended December 31, 2010, 2009 and 2008, respectively.

(2)	Intersegment eliminations relate to two types of transactions: (i) Intersegment revenues that occur when Pharmacy Services segment clients use Retail Pharmacy segment stores to purchase covered products. When this occurs, both the Pharmacy Services and Retail Pharmacy segments record the revenue on a standalone basis and (ii) Intersegment revenues, gross profit and operating profit that occur when Pharmacy Services segment clients, through the Company's intersegment activities (such as the Maintenance Choice program), elect to pick up their maintenance prescriptions at Retail Pharmacy segment stores instead of receiving them through the mail. When this occurs, both the Pharmacy Services and Retail Pharmacy segments record the revenue, gross profit and operating profit on a standalone basis. As a result, both the Pharmacy Services and the Retail Pharmacy segments include the following results associated with this activity: net revenues of $1,794 million, $692 million and $8 million for the years ended December 31, 2010, 2009 and 2008, respectively; gross profit and operating profit of $135 million, $48 million and $1 million for the years ended December 31, 2010, 2009 and 2008, respectively.

Earnings Per Common Share (Tables)	12 Months Ended
Dec. 31, 2010
Earnings Per Common Share
Reconciliation of Basic and Diluted Earnings Per Common Share

In millions, except per share amounts	2010	2009	2008
Numerator for earnings per common share calculation:
Income from continuing operations	$3,439	$3,708	$3,344
Net loss attributable to noncontrolling interest	3	—	—
Preference dividends, net of income tax benefit	—	—	(14)

Income from continuing operations attributable to CVS Caremark, basic	3,442	3,708	3,330
Loss from discontinued operations, net of income tax benefit	(15)	(12)	(132)

Net income attributable to CVS Caremark, basic	$3,427	$3,696	$3,198

Income from continuing operations	$3,439	$3,708	$3,344
Net loss attributable to noncontrolling interest	3	—	—
Dilutive earnings adjustments	—	—	(3)

Income from continuing operations attributable to CVS Caremark, diluted	3,442	3,708	3,341
Loss from discontinued operations attributable to CVS Caremark, net of income tax benefit	(15)	(12)	(132)

Net income attributable to CVS Caremark, diluted	$3,427	$3,696	$3,209

Denominator for earnings per common share calculation:
Weighted average common shares, basic	1,367	1,434	1,434
Preference stock	—	1	17
Stock options	8	10	13
Restricted stock units	2	5	5

Weighted average common shares, diluted	1,377	1,450	1,469

Basic earnings per common share:
Income from continuing operations attributable to CVS Caremark	$2.52	$2.59	$2.32
Loss from discontinued operations attributable to CVS Caremark	(0.01)	(0.01)	(0.09)

Net income attributable to CVS Caremark	$2.51	$2.58	$2.23

Diluted earnings per common share:
Income from continuing operations attributable to CVS Caremark	$2.50	$2.56	$2.27
Loss from discontinued operations attributable to CVS Caremark	(0.01)	(0.01)	(0.09)

Net income attributable to CVS Caremark	$2.49	$2.55	$2.18

Quarterly Financial Information (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2010
Quarterly Financial Information (Unaudited)
Summary of Quarterly Financial Information

In millions, except per share amounts	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	Fiscal Year
2010:
Net revenues	$23,760	$24,007	$23,875	$24,771	$96,413
Gross profit	4,746	5,020	5,024	5,467	20,257
Operating profit	1,410	1,501	1,484	1,770	6,165
Income from continuing operations	772	822	819	1,026	3,439
Loss from discontinued operations, net of income tax benefit	(2)	(1)	(11)	(1)	(15)
Net income	770	821	808	1,025	3,424
Net loss attributable to noncontrolling interest	1	—	1	1	3
Net income attributable to CVS Caremark	$771	$821	$809	1,026	3,427
Basic earnings per common share:
Income from continuing operations attributable to CVS Caremark	$0.56	$0.61	$0.60	$0.75	$2.52
Loss from discontinued operations attributable to CVS Caremark	—	—	(0.01)	—	(0.01)

Net income attributable to CVS Caremark	$0.56	$0.61	$0.59	$0.75	$2.51

Diluted Earnings per common share:
Income from continuing operations attributable to CVS Caremark	$0.55	$0.60	$0.60	$0.75	$2.50
Loss from discontinued operations attributable to CVS Caremark	—	—	(0.01)	—	(0.01)

Net income attributable to CVS Caremark	$0.55	$0.60	$0.59	$0.75	$2.49

Dividends per common share	$0.08750	$0.08750	$0.08750	$0.08750	$0.35000
Stock price: (New York Stock Exchange)
High	$37.32	$37.82	$32.09	$35.46	$37.82
Low	$30.36	$29.22	$26.84	$29.45	$26.84
2009:
Net revenues	$23,394	$24,871	$24,642	$25,822	$98,729
Gross profit	4,748	5,052	5,012	5,568	20,380
Operating profit	1,377	1,600	1,566	1,895	6,438
Income from continuing operations	744	890	1,023	1,051	3,708
Loss from discontinued operations, net of income tax benefit	(5)	(3)	(2)	(2)	(12)
Net income attributable to CVS Caremark	739	887	1,021	1,049	3,696
Basic earnings per common share:
Income from continuing operations attributable to CVS Caremark	$0.51	$0.61	$0.72	$0.75	$2.59
Loss from discontinued operations attributable to CVS Caremark	—	—	(0.01)	—	(0.01)

Net income attributable to CVS Caremark	$0.51	$0.61	$0.71	$0.75	$2.58

Diluted Earnings per common share:
Income from continuing operations attributable to CVS Caremark	$0.51	$0.60	$0.71	$0.74	$2.56
Loss from discontinued operations attributable to CVS Caremark	(0.01)	—	—	—	(0.01)

Net income attributable to CVS Caremark	$0.50	$0.60	$0.71	$0.74	$2.55

Dividends per common share	$0.07625	$0.07625	$0.07625	$0.07625	$0.30500
Stock price: (New York Stock Exchange)
High	$30.47	$34.22	$37.75	$38.27	$38.27
Low	$23.74	$27.08	$30.58	$27.38	$23.74

Significant Accounting Policies (Narrative) (Details) (USD $) Share data in Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Jun. 30, 2009	Mar. 31, 2009	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007
Carrying amount of total long-term debt	$ 9,800,000,000								$ 9,800,000,000
Estimated fair value of total long-term debt	10,500,000,000								10,500,000,000
Outstanding letters of credit, fair value	6,000,000				9,000,000				6,000,000	9,000,000
Outstanding investments in derivative financial instruments	0				0				0	0
Gross amount of property and equipment under capital leases	191,000,000				191,000,000				191,000,000	191,000,000
Redeemable noncontrolling interest at fair value					37,000,000					37,000,000
Long-term portion of lease obligations									368,000,000	424,000,000
Advertising costs									234,000,000	317,000,000	324,000,000
Interest expense, net of capital interest									539,000,000	530,000,000	530,000,000
Interest income									3,000,000	5,000,000	21,000,000
Capitalized interest									47,000,000	39,000,000	28,000,000
Shares held in trust	2				2				2	2
Pension and postretirement plans included in accumulated other comprehensive income, pre-tax	217,000,000				203,000,000				217,000,000	203,000,000
Pension and postretirement plans included in accumulated other comprehensive income, after-tax	132,000,000				125,000,000				132,000,000	125,000,000
Net impact on cash flow hedges, pre-tax	18,000,000				15,000,000				18,000,000	15,000,000
Net impact on cash flow hedges, after-tax	11,000,000				10,000,000				11,000,000	10,000,000
Requisite service period of stock award									3 to 5 years
Loss from discontinued operations, net of income tax benefit	1,000,000	11,000,000	1,000,000	2,000,000	2,000,000	2,000,000	3,000,000	5,000,000	15,000,000	12,000,000	132,000,000
Loss from discontinued operations, before tax									24,000,000	19,000,000	214,000,000
Loss from discontinued operations, income tax benefit									9,000,000	7,000,000	82,000,000
Dividends per common share	$ 0.0875	$ 0.0875	$ 0.0875	$ 0.0875	$ 0.07625	$ 0.07625	$ 0.07625	$ 0.07625	$ 0.35	$ 0.305	$ 0.258
Preference stock dividends											3.90	3.90
Options to purchase shares of common stock not included in the calculation of diluted earnings per share because the effect would be antidilutive									34.3	37.7	20.9
Unrecognized tax benefits	35,000,000				61,000,000				35,000,000	61,000,000	257,000,000
Minimum [Member] | Generation Health [Member]
Purchase price of remaining noncontrolling interest if put option is exercised									27,000,000
Maximum [Member] | Generation Health [Member]
Purchase price of remaining noncontrolling interest if put option is exercised									159,000,000
Pharmacy Services Segment [Member]
Number of pharmacies	65,000								65,000
Percentage of Member Co-Payment subsidy in consolidated net revenues for which no risk Is assumed									2.60%	3.50%	1.30%
Number of days in which rebates are calculated and billed to manufacturers									30
Pharmacy Services Segment [Member] | Specialty Stores [Member]
Number of pharmacies	44								44
Pharmacy Services Segment [Member] | Specialty Mail Order [Member]
Number of pharmacies	18								18
Pharmacy Services Segment [Member] | Mail Service [Member]
Number of pharmacies	4								4
Retail Pharmacy Segment [Member]
Number of drugstores	7,182								7,182
Retail Pharmacy Segment [Member] | Pharmacy and Online Website [Member]
Number of drugstores	7,123								7,123
Retail Pharmacy Segment [Member] | MinuteClinic [Member]
Number of drugstores	560								560
Retail Pharmacy Segment [Member] | MinuteClinic [Member] | MinuteClinic within CVS Pharmacy Stores [Member]
Number of drugstores	550								550
Buildings [Member]
Estimated useful lives in years, minimum									10
Estimated useful lives in years, maximum									40
Building Improvements [Member]
Estimated useful lives in years, minimum									10
Estimated useful lives in years, maximum									40
Leasehold Improvements [Member]
Estimated useful lives in years, minimum									10
Estimated useful lives in years, maximum									40
Fixtures [Member]
Estimated useful lives in years, minimum									3
Estimated useful lives in years, maximum									10
Software [Member]
Estimated useful lives in years, minimum									3
Estimated useful lives in years, maximum									10
Equipment [Member]
Estimated useful lives in years, minimum									3
Estimated useful lives in years, maximum									10
Customer Contracts and Relationships [Member]
Estimated useful lives in years, minimum									10
Estimated useful lives in years, maximum									20
Customer Lists [Member]
Estimated useful lives in years, maximum									10
Generation Health [Member]
Ownership interest	60.00%								60.00%
Redeemable noncontrolling interest at fair value	37,000,000								37,000,000
Business Combination [Member]
Previously unrecognized tax benefits									34,000,000	147,000,000
Unrecognized tax benefits	$ 10,000,000				$ 20,000,000				$ 10,000,000	$ 20,000,000

Significant Accounting Policies (Summary of Impact of Fiscal Year Change) (Details)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 30, 2006	Dec. 31, 2010 2010 [Member]	Dec. 31, 2009 2009 [Member]	Dec. 31, 2008 2008 [Member]
Fiscal year-end	--12-31			--12-31	--12-31	--12-31
Fiscal period				January 1, 2010 - December 31, 2010	January 1, 2009 - December 31, 2009	December 30, 2007 - December 31, 2008
Fiscal period, in days		365	364	365	365	368

Significant Accounting Policies (Activity in the Allowance for Doubtful Accounts) (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Significant Accounting Policies
Opening balance	$ 224	$ 189	$ 108
Additions Charged to Bad Debt Expense	73	135	121
Write-offs charged to allowance	(115)	(100)	(40)
Ending balance	$ 182	$ 224	$ 189

Significant Accounting Policies (Components of Property and Equipment) (Details) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
Significant Accounting Policies
Land	$ 1,247	$ 1,076
Building and improvements	2,265	2,020
Fixtures and equipment	7,148	6,322
Leasehold improvements	2,866	2,673
Software	757	853
Property and equipment, gross	14,283	12,944
Accumulated depreciation and amortization	(5,961)	(5,021)
Property and equipment, net	$ 8,322	$ 7,923

Significant Accounting Policies (Reconciliation of Changes in Noncontrolling Interest) (Details) (USD $) In Millions	3 Months Ended			12 Months Ended
	Dec. 31, 2010	Sep. 30, 2010	Mar. 31, 2010	Dec. 31, 2010	Dec. 31, 2009
Beginning balance			$ 37	$ 37
Acquisition of Generation Health					37
Net loss attributable to noncontrolling interest	(1)	(1)	(1)	(3)
Ending balance	34			34	37
Generation Health [Member]
Acquisition of Generation Health	$ 37			$ 37

Business Combinations (Details) (USD $)	Oct. 20, 2008 Long Drug Stores Corporation [Member]	Dec. 30, 2009 Generation Health [Member]	Dec. 30, 2009 Generation Health [Member] Fair Value, Inputs, Level 3 [Member]
Cost of acquisition	$ 2,600,000,000	$ 34,000,000
Fair value of assets acquired	4,400,000,000
Fair value of liabilities assumed	1,800,000,000
Number of retail drug stores included in acquisition	529
Percentage of ownership interest acquired		60.00%
Fair value of the redeemable noncontrolling interest including put rights			$ 37,000,000

Goodwill and Other Intangibles (Narrative) (Details) (USD $)	12 Months Ended			3 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Sep. 30, 2010 Trademarks (Indefinitely-lived) [Member]	Dec. 31, 2010 Customer Contracts [Member]	Dec. 31, 2010 Customer Covenants [Member]	Dec. 31, 2010 Customer Relationships [Member]	Dec. 31, 2010 Favorable Leases [Member]	Dec. 31, 2010 Other Finite-Lived Intangible Assets [Member]
Carrying amount of goodwill	$ 25,669,000,000	$ 25,680,000,000	$ 25,494,000,000
Indefinite-lived intangible assets	6,400,000,000	6,400,000,000
Indefinite-lived intangible assets, impairment				0
Finite-lived intangible assets weighted average useful life, in years	13.3				12.9	12.9	12.9	16.3	16.3
Amortization expense for intangible assets	427,000,000	430,000,000	405,000,000
Anticipated amortization expense, 2011	419,000,000
Anticipated amortization expense, 2012	399,000,000
Anticipated amortization expense, 2013	376,000,000
Anticipated amortization expense, 2014	344,000,000
Anticipated amortization expense, 2015	$ 316,000,000

Goodwill and Other Intangibles (Summary of Intangible Asset) (Details) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
Gross Carrying Amount	$ 12,063	$ 11,982
Accumulated Amortization	(2,279)	(1,855)
Net Carrying Amount	9,784	10,127
Trademarks (Indefinitely-lived) [Member]
Gross Carrying Amount	6,398	6,398
Accumulated Amortization
Net Carrying Amount	6,398	6,398
Customer Contracts and Relationships and Covenants not to Compete [Member]
Gross Carrying Amount	4,903	4,828
Accumulated Amortization	(1,982)	(1,604)
Net Carrying Amount	2,921	3,224
Favorable Leases and Other [Member]
Gross Carrying Amount	762	756
Accumulated Amortization	(297)	(251)
Net Carrying Amount	$ 465	$ 505

Share Repurchase Programs (Details) (USD $) Share data in Millions	12 Months Ended		12 Months Ended			12 Months Ended			1 Months Ended		1 Months Ended			12 Months Ended
	Dec. 31, 2010 2010 Repurchase Program [Member]	Jun. 14, 2010 2010 Repurchase Program [Member]	Dec. 31, 2010 2009 Repurchase Program [Member]	Dec. 31, 2009 2009 Repurchase Program [Member]	Nov. 04, 2009 2009 Repurchase Program [Member]	Dec. 31, 2009 2008 Repurchase Program [Member]	Dec. 31, 2008 2008 Repurchase Program [Member]	May 21, 2008 2008 Repurchase Program [Member]	Oct. 31, 2007 May ASR Agreement [Member]	May 09, 2007 2007 Stock Repurchase Plan [Member]	Nov. 30, 2007 Open Market Repurchase Program [Member]	Dec. 29, 2007 November ASR Agreement [Member]	Nov. 30, 2007 November ASR Agreement [Member]	Dec. 29, 2007 November ASR Agreement [Member]
Authorized share repurchase program, maximum amount		$ 2,000,000,000			$ 2,000,000,000			$ 2,000,000,000		$ 5,000,000,000
Share repurchase program expiration date	December 31, 2011
Repurchased shares of common stock, shares	0		42.4	16.1		57	0.6		67.5		5.3	51.6
Repurchased shares of common stock, value	$ 0		$ 1,500,000,000	$ 500,000,000		$ 2,000,000,000	$ 23,000,000		$ 2,500,000,000		$ 212,000,000		$ 2,300,000,000
Additional repurchase of shares of common stock, shares														5.7

Borrowing and Credit Agreements (Narrative) (Details) (USD $)	12 Months Ended								0 Months Ended			1 Months Ended	0 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2010 Unsecured Back-up Credit Facilities [Member]	Dec. 31, 2010 1.4 Billion Five Year Unsecured Back Up Credit Facility [Member]	Dec. 31, 2010 1.3 Billion Five Year Unsecured Back Up Credit Facility [Member]	Dec. 31, 2010 1.0 Billion Three Year Unsecured Back-Up Credit Facility [Member]	May 13, 2010 "2010 Notes" [Member]	May 13, 2010 3.25% Senior Notes Due 2015 [Member]	May 13, 2010 4.75% Unsecured Senior Notes Due 2020 [Member]	Mar. 10, 2009 6.60% Senior Notes Due 2019 [Member]	Jun. 30, 2009 Floating Rate Notes Due January 2011 [Member]	Sep. 08, 2009 6.125% Note Due 2039 [Member]	Sep. 10, 2008 Floating Rate Notes Due September 2010 Notes [Member]
Credit facility, maximum borrowing capacity					$ 1,400,000,000	$ 1,300,000,000	$ 1,000,000,000
Credit facility, expiration date					May 12, 2011	March 12, 2012	May 27, 2013
Quarterly facility fee				0.10%
Credit facility, outstanding borrowings				0
Weighted average interest rate for short-term debt	0.40%	0.31%
Unsecured senior notes								991,000,000	550,000,000	450,000,000	1,000,000,000	300,000,000	1,500,000,000	350,000,000
Unsecured senior notes, stated interest rate									3.25%	4.75%	6.60%		6.13%
Notes issuance date									May 13, 2010	May 13, 2010	Mar. 10, 2009	July 1, 2009	Sep. 8, 2009	Sep. 10, 2008
Notes maturity date									May 18, 2015	May 18, 2020	Mar 15, 2019	Jan 30, 2011	Sep 15, 2039	Sep 10, 2010
Repayments of unsecured senior notes from net proceeds received from issuance	2,103,000,000	653,000,000	2,000,000										650,000,000
Maturities of long-term debt, 2011	1,100,000,000
Maturities of long-term debt, 2012	2,000,000
Maturities of long-term debt, 2013	1,000,000
Maturities of long-term debt, 2014	550,000,000
Maturities of long-term debt, 2015	$ 550,000,000

Borrowing and Credit Agreements (Summary of the Company's Borrowings) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009
Commercial paper	$ 300		$ 315
6.302% Enhanced Capital Advantaged Preferred Securities	1,000	[1]	1,000	[1]
Capital lease obligations	151		154
Long-term debt	10,057		11,175
Short-term debt (commercial paper)	(300)		(315)
Current portion of long-term debt	(1,105)		(2,104)
Long-term debt, excluding current maturities	8,652		8,756
Enhanced Capital Advantaged Preferred Securities, maturity date	Jun 1, 2062
Enhanced Capital Advantaged Preferred Securities, interest rate	6.302% per year until June 1, 2012 at which time they will pay interest based on a floating rate
Floating Rate Notes Due September 2010 Notes [Member]
Senior notes			350
Floating Rate Notes Due June 2010 Notes [Member]
Senior notes			1,750
5.75% Senior Notes Due 2011 [Member]
Senior notes	800		800
Floating Rate Note Due 2011 [Member]
Senior notes	300	[2]	300	[2]
Floating interest rate at end of period	1.66%
4.875% Senior Notes Due 2014 [Member]
Senior notes	550		550
3.250% Senior Notes Due 2015 [Member]
Senior notes	550
6.125% Senior Notes Due 2016 [Member]
Senior notes	700		700
5.75% Senior Notes Due 2017 [Member]
Senior notes	1,750		1,750
6.25% Senior Notes Due 2027 [Member]
Senior notes	1,000		1,000
4.75% Senior Notes Due 2020 [Member]
Senior notes	450
6.60% Senior Notes Due 2019 [Member]
Senior notes	1,000		1,000
6.125% Note Due 2039 [Member]
Senior notes	1,500		1,500
Mortgage Notes Payable [Member]
Mortgage notes payable	$ 6		$ 6

[1]	The Enhanced Capital Advantaged Preferred Securities ("ECAPS") are due June 1, 2062, and bear interest at 6.302% per year until June 1, 2012 at which time they will pay interest based on a floating rate. The ECAPS pay interest semi-annually and may be redeemed at any time, in whole or in part at a defined redemption price plus accrued interest.
[2]	As of December 31, 2010, the interest rate for the Company's floating rate note due in 2011 was 1.663%.

Leases (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Number of distribution centers leased	10
Proceeds from sale-leaseback transactions	$ 507	$ 1,562	$ 204
Noncancelable Operating Leases [Member]
Minimum lease term, years	15
Maximum lease term, years	25
Equipment Under Noncancelable Operating Leases [Member]
Minimum lease term, years	3
Maximum lease term, years	10

Leases (Net Rental Expense for Operating Leases) (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Leases
Minimum rentals	$ 2,001	$ 1,857	$ 1,691
Contingent rentals	53	61	58
Gross rental expense	2,054	1,918	1,749
Less: sublease income	(19)	(19)	(25)
Total rent expense	$ 2,035	$ 1,899	$ 1,724

Leases (Future Minimum Lease Payments Under Capital and Operating Leases) (Details) (USD $) In Millions	Dec. 31, 2010
Leases
Capital Leases, 2011	$ 19
Capital Leases, 2012	19
Capital Leases, 2013	19
Capital Leases, 2014	19
Capital Leases, 2015	20
Capital Leases, Thereafter	244
Capital Leases, Total future lease payments	340
Capital Leases, Less: imputed interest	(189)
Present value of capital lease obligations	151
Operating Leases, 2011	2,013	[1]
Operating Leases, 2012	2,096	[1]
Operating Leases, 2013	1,992	[1]
Operating Leases, 2014	1,788	[1]
Operating Leases, 2015	1,724	[1]
Operating Leases, Thereafter	17,190	[1]
Operating Leases, Total future lease payments	26,803	[1]
Minimum sublease rentals due in the future	$ 266

[1]	Future operating lease payments have not been reduced by minimum sublease rentals of $266 million due in the future under noncancelable subleases.

Employee Stock Ownership Plan (Details) (USD $)	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2010 8.52% 20-Year Notes Due 2008 [Member] Employee Stock Ownership Trust [Member]	Dec. 31, 2010 Series One ESOP Convertible Preference Stock [Member]	Dec. 31, 2009 Series One ESOP Convertible Preference Stock [Member]	Dec. 31, 2010 Series One ESOP Convertible Preference Stock [Member] Employee Stock Ownership Trust [Member]
Debt instrument, face value			$ 358,000,000
Debt maturity period, in years			20
Interest rate of notes			8.52%
Debt instrument, maturity date			Dec 31, 2008
Convertible preference stock, shares						7,000,000
Preference stock liquidation value						$ 53.45
Number of shares of common stock for each share of ESOP Preferred Stock						4.628
Common stock annual dividend, per share						$ 3.9
Preference stock outstanding	0	0		0	0
Preference stock, redemption date				Feb 24, 2009

Pension Plans and Other Postretirement Benefits (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Company's contribution under defined contribution plans	$ 186	$ 173	$ 117
Other Postretirement Benefits [Member] | Medical Plans [Member]
Accumulated benefit obligation	17	17
Net periodic costs	1	1	1
Pension Plans [Member]
Net periodic costs	36	16	9
Settlements included in net periodic costs	12
Defined benefit plans projected benefit obligation	659	612
Defined benefit plan assets	426	372
Discount rate for the plans	5.50%	6.00%
Expected long-term rate of return for plans	7.25%	8.50%	8.50%
Target allocation for plan assets, equity	60.00%
Target plan assets allocation, fixed income	40.00%
Target allocation for plan assets in the upcoming years, equity	50.00%
Target allocation for plan assets in the upcoming years, fixed income	50.00%
Actual plan assets allocation, equity	57.00%	64.00%
Actual plan assets allocation, fixed income	42.00%	35.00%
Actual plan assets allocation, money market securities	1.00%	1.00%
Contribution to pension plans	65	50	8
Pension plan contributions in next fiscal year	90
Pension Plans [Member] | Level 1 [Member]
Actual plan asset allocations total	71.00%	67.00%
Pension Plans [Member] | Level 2 [Member]
Actual plan asset allocations total	29.00%	33.00%
Union-Administered Pension and Health and Welfare Plans [Member]
Contribution to pension plans	$ 58	$ 57	$ 49

Stock Incentive Plans (Narrative) (Details) (USD $)	12 Months Ended				12 Months Ended		12 Months Ended					12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2010 1999 ESPP [Member] Common Stock [Member]	Dec. 31, 2010 2007 ESPP [Member] Common Stock [Member]	Dec. 31, 2010 1997 Incentive Compensation Plan [Member] Common Stock [Member]	Dec. 31, 2010 1999 ESPP [Member]	Dec. 31, 2010 2007 ESPP [Member]	Dec. 31, 2010 1997 Incentive Compensation Plan [Member] Restricted Share Awards [Member]	Dec. 31, 2010 2010 Incentive Compensation Plan [Member]	May 31, 2010 2010 Incentive Compensation Plan [Member]	Dec. 31, 2010 Options Granted Prior to 2004 [Member]	Dec. 31, 2010 Options Granted During And Subsequent To Fiscal 2004 [Member]	Dec. 31, 2010 Restricted Share Awards [Member]	Dec. 31, 2009 Restricted Share Awards [Member]	Dec. 31, 2008 Restricted Share Awards [Member]	Dec. 31, 2010 Restricted Unit Award [Member]	Dec. 31, 2009 Restricted Unit Award [Member]	Dec. 31, 2008 Restricted Unit Award [Member]
Stock award requisite service period, years	three to five
Compensation expense related to stock options	$ 127,000,000	$ 136,000,000	$ 106,000,000
Tax benefit on compensation expense related to stock options	42,000,000	45,000,000	33,000,000
Compensation expense related to restricted stock awards														23,000,000	29,000,000	19,000,000
Shares authorized under the plan				15,000,000		153,000,000			7,000,000		74,000,000
Stock plan, percentage of lower of the fair market value on first or last date of the offering date					85.00%
Common stock purchased under the plan					3,000,000
Common stock purchased under the plan, average price per share					25.97
Common stock issued under the ESPP							15,000,000	7,000,000
Shares granted																	1,095,000	1,284,000	1,274,000
Weighted average fair value of options granted																	$ 35.25	$ 27.77	$ 40.7
Unrecognized compensation costs restricted stock units that are expected to vest																	34,000,000
Unrecognized compensation costs weighted-average period of recognition, in years																	1.8
Exercisable period, in years												4	3
Expiration period, in years												10	7
Shares available for future grants										72,000,000
Excess tax benefits from stock-based compensation	28,000,000	19,000,000	53,000,000
Proceeds from exercise of stock options	285,000,000	250,000,000	328,000,000
Total intrinsic value of options exercised	118,000,000	104,000,000	250,000,000
Unrecognized compensation expense related to unvested options	$ 156,000,000
Unrecognized compensation expense related to unvested options, weighted-average period of recognition, in years	1.66
Unvested options expected to vest over the requisite service period	28,000,000

Stock Incentive Plans (Schedule of Assumptions Used to Value the Employee Stock Purchase Plan) (Details) (Employee Stock Purchase Plan [Member], USD $)	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Dividend yield	0.57%	[1]	0.50%	[1]	0.32%	[1]
Expected volatility	32.58%	[2]	48.89%	[2]	25.22%	[2]
Risk-free interest rate	0.21%	[3]	0.31%	[3]	2.75%	[3]
Expected life (in years)	0.5	[4]	0.5	[4]	0.5	[4]
Weighted-average grant date fair value	$ 7.31		$ 8.51		$ 8.73

[1]	The dividend yield is calculated based on semi-annual dividends paid and the fair market value of the Company's stock at the grant date.
[2]	The expected volatility is based on the historical volatility of the Company's daily stock market prices over the previous six month period.
[3]	The risk-free interest rate is based on the Treasury constant maturity interest rate whose term is consistent with the expected term of ESPP options (i.e., 6 months).
[4]	The expected life is based on the semi-annual purchase period.

Stock Incentive Plans (Schedule of Restricted Unit and Restricted Share Award Activity) (Details) (Restricted Unit and Restricted Share Award [Member], USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Nonvested at beginning of year, Shares	3,347,000	4,052,000
Granted, Shares	1,095,000	1,284,000
Vested, Shares	(1,618,000)	(1,807,000)
Forfeited, Shares	(136,000)	(182,000)
Nonvested at end of year, Shares	2,688,000	3,347,000
Nonvested at beginning of year, Weighted Average Grant Date Fair Value	$ 32.9	$ 31.88
Granted, Weighted Average Grant Date Fair Value	$ 35.25	$ 27.77
Vested, Weighted Average Grant Date Fair Value	$ 32.35	$ 26.49
Forfeited, Weighted Average Grant Date Fair Value	$ 33.58	$ 37.55
Nonvested at end of year, Weighted Average Grant Date Fair Value	$ 34.16	$ 32.9

Stock Incentive Plans (Schedule of Assumptions Used to Calculate Fair Value of Stock Option) (Details) (Stock Options [Member], USD $)	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Dividend yield	1.00%	[1]	1.07%	[1]	0.60%	[1]
Expected volatility	33.15%	[2]	31.34%	[2]	22.98%	[2]
Risk-free interest rate	1.85%	[3]	1.65%	[3]	2.28%	[3]
Expected life (in years)	4.3	[4]	4.3	[4]	4.3	[4]
Weighted-average grant date fair value	$ 9.49		$ 7.2		$ 8.53

[1]	The dividend yield is based on annual dividends paid and the fair market value of the Company's stock at the grant date.
[2]	The expected volatility is estimated using the Company's historical volatility over a period equal to the expected life of each option grant after adjustments for infrequent events such as stock splits.
[3]	The risk-free interest rate is selected based on yields from U.S. Treasury zero-coupon issues with a remaining term equal to the expected term of the options being valued.
[4]	The expected life represents the number of years the options are expected to be outstanding from grant date based on historical option holder exercise experience.

Stock Incentive Plans (Schedule of Stock Option Activity) (Details) (USD $) Share data in Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Stock Incentive Plans
Outstanding at December 31, 2009, Shares	66,269
Granted, Shares	14,168
Exercised, Shares	(10,463)
Forfeited, Shares	(2,332)
Expired, Shares	(1,625)
Outstanding at December 31, 2010, Shares	66,017	66,269
Exercisable at December 31, 2010, Shares	36,789
Outstanding at December 31, 2009, Weighted Average Exercise Price	$ 29.14
Granted, Weighted Average Exercised Price	$ 35.16
Exercised, Weighted Average Exercise Price	$ 21.71
Forfeited, Weighted Average Exercise Price	$ 33.5
Expired, Weighted Average Exercise Price	$ 31.83
Outstanding at December 31, 2010, Weighted Average Exercise Price	$ 31.39	$ 29.14
Exercisable at December 31, 2010, Weighted Average Exercise Price	$ 29.64
Outstanding at December 31, 2009, Weighted Average Remaining Contractual Term, Years	4.16	4.39
Outstanding at December 31, 2010, Weighted Average Remaining Contractual Term, Years	4.16	4.39
Exercisable at December 31, 2010, Weighted Average Remaining Contractual Term, Years	3.03
Outstanding at December 31, 2009, Aggregate Intrinsic Value	$ 345,068,000
Exercised, Aggregate Intrinsic Value	118,000,000	104,000,000	250,000,000
Outstanding at December 31, 2010, Aggregate Intrinsic Value	313,163,000	345,068,000
Exercisable at December 31, 2010, Aggregate Intrinsic Value	$ 235,843,000

Income Taxes (Narrative) (Details) (USD $) In Millions	12 Months Ended
Dec. 31, 2010
Income Taxes
Reserve for uncertain tax positions	$ 24
Income tax, interest expense recognized	3
Unrecognized tax benefits, income tax penalties and interest accrued	11
Unrecognized tax benefits that would impact effective tax rate	$ 23

Income Taxes (Schedule of Income Tax Provision) (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Income Taxes
Current: Federal	$ 1,894	$ 1,766	$ 1,680
Current: State	345	397	365
Current: Total	2,239	2,163	2,045
Deferred: Federal	(44)	38	133
Deferred: State	(5)	4	15
Deferred: Total	(49)	42	148
Income tax provision	$ 2,190	$ 2,205	$ 2,193

Income Taxes (Schedule of Effective Income Tax Rate) (Details)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Income Taxes
Statutory income tax rate	35.00%	35.00%	35.00%
State income taxes, net of federal tax benefit	4.10%	4.50%	4.10%
Other	0.60%	0.60%	0.50%
Recognition of previously unrecognized tax benefits	(0.80%)	(2.80%)
Effective income tax rate	38.90%	37.30%	39.60%

Income Taxes (Schedule of Components of the Deferred Tax Assets and Liabilities) (Details) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
Income Taxes
Deferred tax assets: Lease and rents	$ 325	$ 334
Deferred tax assets: Inventory	69	55
Deferred tax assets: Employee benefits	261	250
Deferred tax assets: Allowances for bad debt	96	130
Deferred tax assets: Retirement benefits	99	94
Deferred tax assets: Net operating losses	6	8
Deferred tax assets: Other	307	287
Total deferred tax assets	1,163	1,158
Deferred tax liabilities: Depreciation and amortization	(4,307)	(4,330)
Net deferred tax liabilities	$ (3,144)	$ (3,172)

Income Taxes (Schedule of Net deferred tax assets (liabilities)) (Details) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
Income Taxes
Deferred tax assets - current	$ 511	$ 506
Deferred tax liabilities - noncurrent	(3,655)	(3,678)
Net deferred tax liabilities	$ (3,144)	$ (3,172)

Income Taxes (Reconciliation of Unrecognized Tax Benefits) (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Income Taxes
Beginning balance	$ 61	$ 257
Additions based on tax positions related to the current year	1	1
Additions based on tax positions related to prior years	2	12
Reductions for tax positions of prior years	(10)	(6)
Expiration of statute of limitations	(16)	(155)
Settlements	(3)	(48)
Ending balance	$ 35	$ 61

Commitments and Contingencies (Details) (USD $)	12 Months Ended
Dec. 31, 2010
Guaranteed store leases	70
Payment towards civil penalties	$ 75,000,000
Payment towards criminal forfeiture	2,600,000
Lauriello Lawsuit [Member]
Lauriello lawsuit, amount sought in compensatory damages plus other non-specified damages	$ 3,200,000,000

Segment Reporting (Schedule of Segment Reporting Information, by Segment) (Details) (USD $)	3 Months Ended										12 Months Ended
	Dec. 31, 2010		Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009		Sep. 30, 2009	Jun. 30, 2009	Mar. 31, 2009	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Net revenues	$ 24,771,000,000		$ 23,875,000,000	$ 24,007,000,000	$ 23,760,000,000	$ 25,822,000,000		$ 24,642,000,000	$ 24,871,000,000	$ 23,394,000,000	$ 96,413,000,000		$ 98,729,000,000		$ 87,472,000,000
Gross profit	5,467,000,000		5,024,000,000	5,020,000,000	4,746,000,000	5,568,000,000		5,012,000,000	5,052,000,000	4,748,000,000	20,257,000,000		20,380,000,000		18,290,000,000
Operating profit	1,770,000,000		1,484,000,000	1,501,000,000	1,410,000,000	1,895,000,000		1,566,000,000	1,600,000,000	1,377,000,000	6,165,000,000		6,438,000,000		6,046,000,000
Depreciation and amortization											1,469,000,000		1,389,000,000		1,274,000,000
Total assets	62,169,000,000					61,641,000,000					62,169,000,000		61,641,000,000		60,960,000,000
Goodwill	25,669,000,000					25,680,000,000					25,669,000,000		25,680,000,000		25,494,000,000
Additions to property and equipment											2,005,000,000		2,548,000,000		2,180,000,000
Pharmacy Services Segment [Member]
Net revenues											47,780,000,000	[1],[2]	51,065,000,000	[1],[2]	43,769,000,000	[1],[2]
Gross profit											3,353,000,000	[1],[2]	3,835,000,000	[1],[2]	3,550,000,000	[1],[2]
Operating profit											2,389,000,000	[1],[2]	2,866,000,000	[1],[2]	2,755,000,000	[1],[2]
Depreciation and amortization											390,000,000	[1],[2]	377,000,000	[1],[2]	357,000,000	[1],[2]
Total assets	32,254,000,000	[1],[2]				33,082,000,000	[1],[2]				32,254,000,000	[1],[2]	33,082,000,000	[1],[2]	32,850,000,000	[1],[2]
Goodwill	18,868,000,000	[1],[2]				18,879,000,000	[1],[2]				18,868,000,000	[1],[2]	18,879,000,000	[1],[2]	18,818,000,000	[1],[2]
Additions to property and equipment											234,000,000	[1],[2]	218,000,000	[1],[2]	228,000,000	[1],[2]
Net revenues, retail co-payments											6,600,000,000		6,900,000,000		6,300,000,000
Retail Pharmacy Segment [Member]
Net revenues											57,345,000,000	[1]	55,355,000,000	[1]	48,990,000,000	[1]
Gross profit											17,039,000,000	[1]	16,593,000,000	[1]	14,741,000,000	[1]
Operating profit											4,537,000,000	[1]	4,159,000,000	[1]	3,753,000,000	[1]
Depreciation and amortization											1,016,000,000	[1]	965,000,000	[1]	881,000,000	[1]
Total assets	28,927,000,000	[1]				28,302,000,000	[1]				28,927,000,000	[1]	28,302,000,000	[1]	27,406,000,000	[1]
Goodwill	6,801,000,000	[1]				6,801,000,000	[1]				6,801,000,000	[1]	6,801,000,000	[1]	6,676,000,000	[1]
Additions to property and equipment											1,708,000,000	[1]	2,183,000,000	[1]	1,840,000,000	[1]
Intersegment eliminations, intersegment revenues											1,794,000,000		692,000,000		8,000,000
Intersegment eliminations, intersegment gross profit											135,000,000		48,000,000		1,000,000
Corporate Segment [Member]
Operating profit											(626,000,000)		(539,000,000)		(461,000,000)
Depreciation and amortization											63,000,000		47,000,000		36,000,000
Total assets	1,439,000,000					774,000,000					1,439,000,000		774,000,000		1,053,000,000
Additions to property and equipment											63,000,000		147,000,000		112,000,000
Intersegment Eliminations [Member]
Net revenues											(8,712,000,000)	[1]	(7,691,000,000)	[1]	(5,287,000,000)	[1]
Gross profit											(135,000,000)	[1]	(48,000,000)	[1]	(1,000,000)	[1]
Operating profit											(135,000,000)	[1]	(48,000,000)	[1]	(1,000,000)	[1]
Total assets	$ (451,000,000)	[1]				$ (517,000,000)	[1]				$ (451,000,000)	[1]	$ (517,000,000)	[1]	$ (349,000,000)	[1]

[1]	Intersegment eliminations relate to two types of transactions: (i) Intersegment revenues that occur when Pharmacy Services segment clients use Retail Pharmacy segment stores to purchase covered products. When this occurs, both the Pharmacy Services and Retail Pharmacy segments record the revenue on a standalone basis and (ii) Intersegment revenues, gross profit and operating profit that occur when Pharmacy Services segment clients, through the Company's intersegment activities (such as the Maintenance Choice program), elect to pick up their maintenance prescriptions at Retail Pharmacy segment stores instead of receiving them through the mail. When this occurs, both the Pharmacy Services and Retail Pharmacy segments record the revenue, gross profit and operating profit on a standalone basis. As a result, both the Pharmacy Services and the Retail Pharmacy segments include the following results associated with this activity: net revenues of $1,794 million, $692 million and $8 million for the years ended December 31, 2010, 2009 and 2008, respectively; gross profit and operating profit of $135 million, $48 million and $1 million for the years ended December 31, 2010, 2009 and 2008, respectively.
[2]	Net revenues of the Pharmacy Services segment include approximately $6.6 billion, $6.9 billion and $6.3 billion of Retail co-payments for the fiscal years ended December 31, 2010, 2009 and 2008, respectively.

Earnings Per Common Share (Reconciliation of Basic and Diluted Earnings Per Common Share) (Details) (USD $) In Millions, except Per Share data	3 Months Ended								12 Months Ended
	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Jun. 30, 2009	Mar. 31, 2009	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Earnings Per Common Share
Income from continuing operations	$ 1,026	$ 819	$ 822	$ 772	$ 1,051	$ 1,023	$ 890	$ 744	$ 3,439	$ 3,708	$ 3,344
Net loss attributable to noncontrolling interest	1	1		1					3
Preference dividends, net of income tax benefit											(14)
Income from continuing operations attributable to CVS Caremark, basic									3,442	3,708	3,330
Loss from discontinued operations, net of income tax benefit	(1)	(11)	(1)	(2)	(2)	(2)	(3)	(5)	(15)	(12)	(132)
Net income attributable to CVS Caremark	1,026	809	821	771	1,049	1,021	887	739	3,427	3,696	3,198
Dilutive earnings adjustments											(3)
Income from continuing operations attributable to CVS Caremark, diluted									3,442	3,708	3,341
Net income attributable to CVS Caremark, diluted									$ 3,427	$ 3,696	$ 3,209
Weighted average common shares, basic									1,367	1,434	1,434
Preference stock										1	17
Stock options									8	10	13
Restricted stock units									2	5	5
Weighted average common shares, diluted									1,377	1,450	1,469
Income from continuing operations attributable to CVS Caremark, basic	$ 0.75	$ 0.6	$ 0.61	$ 0.56	$ 0.75	$ 0.72	$ 0.61	$ 0.51	$ 2.52	$ 2.59	$ 2.32
Loss from discontinued operations attributable to CVS Caremark, basic		$ (0.01)				$ (0.01)			$ (0.01)	$ (0.01)	$ (0.09)
Net income attributable to CVS Caremark, basic	$ 0.75	$ 0.59	$ 0.61	$ 0.56	$ 0.75	$ 0.71	$ 0.61	$ 0.51	$ 2.51	$ 2.58	$ 2.23
Income from continuing operations attributable to CVS Caremark, diluted	$ 0.75	$ 0.6	$ 0.6	$ 0.55	$ 0.74	$ 0.71	$ 0.6	$ 0.51	$ 2.5	$ 2.56	$ 2.27
Loss from discontinued operations attributable to CVS Caremark, diluted		$ (0.01)						$ (0.01)	$ (0.01)	$ (0.01)	$ (0.09)
Net income attributable to CVS Caremark, diluted	$ 0.75	$ 0.59	$ 0.6	$ 0.55	$ 0.74	$ 0.71	$ 0.6	$ 0.5	$ 2.49	$ 2.55	$ 2.18

Quarterly Financial Information (Unaudited) (Summary of Quarterly Financial Information) (Details) (USD $) In Millions, except Per Share data	3 Months Ended								12 Months Ended
	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Jun. 30, 2009	Mar. 31, 2009	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Quarterly Financial Information (Unaudited)
Net revenues	$ 24,771	$ 23,875	$ 24,007	$ 23,760	$ 25,822	$ 24,642	$ 24,871	$ 23,394	$ 96,413	$ 98,729	$ 87,472
Gross profit	5,467	5,024	5,020	4,746	5,568	5,012	5,052	4,748	20,257	20,380	18,290
Operating profit	1,770	1,484	1,501	1,410	1,895	1,566	1,600	1,377	6,165	6,438	6,046
Income from continuing operations	1,026	819	822	772	1,051	1,023	890	744	3,439	3,708	3,344
Loss from discontinued operations, net of tax benefit	(1)	(11)	(1)	(2)	(2)	(2)	(3)	(5)	(15)	(12)	(132)
Net income	1,025	808	821	770					3,424	3,696	3,212
Net loss attributable to noncontrolling interest	1	1		1					3
Net income attributable to CVS Caremark	$ 1,026	$ 809	$ 821	$ 771	$ 1,049	$ 1,021	$ 887	$ 739	$ 3,427	$ 3,696	$ 3,198
Income from continuing operations attributable to CVS Caremark, basic	$ 0.75	$ 0.6	$ 0.61	$ 0.56	$ 0.75	$ 0.72	$ 0.61	$ 0.51	$ 2.52	$ 2.59	$ 2.32
Loss from discontinued operations attributable to CVS Caremark, basic		$ (0.01)				$ (0.01)			$ (0.01)	$ (0.01)	$ (0.09)
Net income attributable to CVS Caremark, basic	$ 0.75	$ 0.59	$ 0.61	$ 0.56	$ 0.75	$ 0.71	$ 0.61	$ 0.51	$ 2.51	$ 2.58	$ 2.23
Income from continuing operations attributable to CVS Caremark, diluted	$ 0.75	$ 0.6	$ 0.6	$ 0.55	$ 0.74	$ 0.71	$ 0.6	$ 0.51	$ 2.5	$ 2.56	$ 2.27
Loss from discontinued operations attributable to CVS Caremark, diluted		$ (0.01)						$ (0.01)	$ (0.01)	$ (0.01)	$ (0.09)
Net income attributable to CVS Caremark, diluted	$ 0.75	$ 0.59	$ 0.6	$ 0.55	$ 0.74	$ 0.71	$ 0.6	$ 0.5	$ 2.49	$ 2.55	$ 2.18
Dividends per common share	$ 0.0875	$ 0.0875	$ 0.0875	$ 0.0875	$ 0.07625	$ 0.07625	$ 0.07625	$ 0.07625	$ 0.35	$ 0.305	$ 0.258
Stock price: (New York Stock Exchange) High	$ 35.46	$ 32.09	$ 37.82	$ 37.32	$ 38.27	$ 37.75	$ 34.22	$ 30.47	$ 37.82	$ 38.27
Stock price: (New York Stock Exchange) Low	$ 29.45	$ 26.84	$ 29.22	$ 30.36	$ 27.38	$ 30.58	$ 27.08	$ 23.74	$ 26.84	$ 23.74